                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       ---
           Pre-Effective Amendment No.
       ---                                           --------
           Post-Effective Amendment No.
       ---                                           --------
         (Check appropriate box or boxes)

                          Delaware Group Adviser Funds
  -----------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
  -----------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
   -----------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
  -----------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)


                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
                 Shares of beneficial interest, no par value of
                       Delaware Diversified Income Fund.
     No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 15, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                         DELAWARE STRATEGIC INCOME FUND

Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Meeting of Shareholders (the "Meeting") of Delaware Strategic Income Fund. The Meeting has been called for February 19, 2004 at 11:00 a.m. Eastern time at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103. The accompanying Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card, by telephone or by the Internet.

                          Please take a moment to vote!

         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Strategic Income Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Diversified Income Fund (the "Diversified Income Fund"), a series of Delaware Group Adviser Funds.

         If the shareholders of the Strategic Income Fund approve the proposal, the Diversified Income Fund will acquire substantially all of the assets and assume the liabilities of the Strategic Income Fund.

         o You will receive shares of the Diversified Income Fund equal in value to your investment in shares of Strategic Income Fund.
         o You will no longer be a shareholder of the Strategic Income Fund and will become a shareholder of the Diversified Income Fund.

         The transaction is being proposed because, although the Diversified Income Fund has an investment objective and investment policies that are similar to the Strategic Income Fund (as outlined in the Proxy Statement/Prospectus), the Diversified Income Fund has a better opportunity for substainable results and lower expenses compared to the Strategic Income Fund. Additionally, the asset growth for the Strategic Income Fund has been low and we believe the projected growth in assets may not be sufficient to continue to offer competitive performance and high quality service to shareholders over the long-term. Combining the Strategic Income Fund with the Diversified Income Fund will bring the assets in the Diversified Income Fund to approximately $[122] million, which is larger than the Strategic Income Fund. The Diversified Income Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is also the investment advisor of the Strategic Income Fund.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, telephone or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.


                                                     Sincerely,


                                                     Jude T. Driscoll
                                                     Chairman

                         DELAWARE STRATEGIC INCOME FUND
                    (a series of Delaware Group Income Funds)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         To be held on February 19, 2004

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of Delaware Strategic Income Fund (the "Strategic Income Fund"), a series of Delaware Group Income Funds (the "Acquired Trust"), will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103, on February 19, 2004 at 11:00 a.m. Eastern time. The Meeting is being called for the following reasons:

         1. For shareholders of the Strategic Income Fund to vote on an Agreement and Plan of Reorganization between the Trust, on behalf of the Strategic Income Fund, and Delaware Group Adviser Funds, on behalf of Delaware Diversified Income Fund (the "Diversified Income Fund"), that provides for: (i) the acquisition by Diversified Income Fund of substantially all of the assets of the Strategic Income Fund in exchange for shares of the Diversified Income Fund and the assumption by Diversified Income Fund of the liabilities of the Strategic Income Fund; (ii) the pro rata distribution of shares of the Diversified Income Fund to the shareholders of the Strategic Income Fund; and
(iii) the liquidation and dissolution of the Strategic Income Fund.

         2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

         The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Proxy Statement/Prospectus.

         Shareholders of record of the Strategic Income Fund as of the close of business on October 31, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                             By Order of the Boards of Trustees,


                                             Richelle S. Maestro
                                             Secretary

[November ___, 2003]

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                           PROXY STATEMENT/PROSPECTUS

                                TABLE OF CONTENTS

                                                                                                    Page
                                                                                                    -----
Cover Pages                                                                                         Cover
Summary
     What is the purpose of the proposal?
     How will the shareholder voting be handled?
     What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
     How do the investment objectives and policies of the Strategic Income Fund and the Diversified Income Fund compare?
     What are the risks of an investment in the Funds?
     Who manages the Diversified Income Fund?
     What are the fees and expenses of each Fund and what might they be after the Transaction?
     Where can I find more financial information about the Funds?
     What are other key features of the Funds?
         Transfer Agency, Custody and Administrative Services
         Management and Administration Fees
         Distribution Services
         Rule 12b-1 Plans
         Purchases and Redemptions
         Dividends and Distributions
Reasons for the Transaction
Information about the Transaction
     How will the Transaction be carried out?
     Who will pay the expenses of the Transaction?
     What are the tax consequences of the Transaction?
     What should I know about Diversified Income Fund Shares?
     What are the capitalizations of the Funds and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
     Are there any significant differences between the investment objectives, strategies and investment policies of the Strategic Income Fund and the
       Diversified Income Fund?
     How do the investment restrictions of the Funds differ?
     What are the risk factors associated with investments in the Funds?
Voting Information
     How many votes are necessary to approve the Plan?
     How do I ensure my vote is accurately recorded?
     Can I revoke my proxy?
     What other matters will be voted upon at the Meeting?
     Who is entitled to vote?
     What other solicitations will be made?
Information about the Diversified Income Fund
Information about the Strategic Income Fund
Information About each Fund
Principal Holders of Shares

                           PROXY STATEMENT/PROSPECTUS
                             Dated November 15, 2003

                          Acquisition of the Assets of
                         DELAWARE STRATEGIC INCOME FUND
                    (a series of Delaware Group Income Funds)

                        By and in exchange for shares of
                        DELAWARE DIVERSIFIED INCOME FUND
                   (a series of Delaware Group Adviser Funds)


         This Proxy Statement/Prospectus solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of Delaware Strategic Income Fund (the "Strategic Income Fund"), a series of Delaware Group Income Funds (the "Trust"), to vote on the Agreement and Plan of Reorganization (the "Plan") for the Strategic Income Fund. If shareholders of the Strategic Income Fund vote to approve the Plan, Delaware Diversified Income Fund (the "Diversified Income Fund" and, together with Strategic Income Fund, each a "Fund" and collectively, the "Funds"), a series of Delaware Group Adviser Funds (the "Acquiring Trust"), will acquire substantially all of the assets of the Strategic Income Fund in exchange for shares of Diversified Income Fund ("Diversified Income Fund Shares") and the assumption by Diversified Income Fund of the liabilities of Strategic Income Fund. The principal offices of the Trust and the Acquiring Trust are located at 2005 Market Street, Philadelphia, PA 19103-7094. You can reach the offices of both the Trust and the Acquiring Trust by telephone by calling 1-800-523-1918.

         The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103, on February 19, 2004 at 11:00 a.m. Eastern time. The Board of Trustees of the Trust, on behalf of the Strategic Income Fund, is soliciting this proxy. This Proxy Statement/Prospectus will first be sent to shareholders on or about [December ___, 2003].

         If the shareholders of the Strategic Income Fund vote to approve the Plan, you will receive Diversified Income Fund Shares equal in value to your investment in the Strategic Income Fund. The Strategic Income Fund will then be liquidated.

         The Diversified Income Fund and the Strategic Income Fund have similar investment objectives. The Diversified Income Fund's investment objective is to seek maximum long-term total return, consistent with reasonable risk. The Strategic Income Fund's investment objective is to seek high current income and total return.

         This Proxy Statement/Prospectus gives the information about Diversified Income Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 15, 2003 relating to this Proxy Statement/Prospectus containing more information about the Diversified Income Fund, the Strategic Income Fund and the proposed transaction has been filed with the SEC and is incorporated herein by reference.

         The following documents are included with and considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Diversified Income Fund.

         o The Prospectuses of the Diversified Income Fund, dated December 31, 2002 (the "Diversified Income Fund Prospectus").

         o The Annual Report to Shareholders of the Diversified Income Fund for the fiscal year ended October 31, 2002 (the "Diversified Income Fund Annual Report").

         o The Semiannual Report to Shareholders of the Diversified Income Fund for the six months ended April 30, 2003 (the "Diversified Income Fund Semiannual Report").

         It is anticipated that an updated prospectus and annual report for the Diversified Income Fund will be available in December 2003 and will be delivered to shareholders of the Strategic Income Fund when available. These documents, when available, will supercede the Diversified Income Fund Prospectus, the Diversified Income Fund Annual Report and the Diversified Income Fund
Semiannual Report, and will be incorporated by reference into this Proxy Statement/Prospectus at that time.

         The Prospectuses of the Strategic Income Fund dated September 30, 2002, as supplemented September 29, 2003 (the "Strategic Income Fund Prospectus") is incorporated by reference into this Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Acquiring Trust or the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

SUMMARY

         This is only a summary of certain information contained in this Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), the Diversified Income Fund Prospectus, the Diversified Income Fund Annual Report and the Diversified Income Fund Semiannual Report.

What is the purpose of the proposal?

         The Board of Trustees of the Trust has approved a Plan for the Strategic Income Fund and recommends that shareholders of the Strategic Income Fund approve the Plan. If shareholders of the Strategic Income Fund approve the Plan, the Fund's net assets will be transferred to the Diversified Income Fund in exchange for an equal value of Diversified Income Fund Shares. These Diversified Income Fund Shares will then be distributed pro rata to the Strategic Income Fund's shareholders and the Strategic Income Fund will be liquidated and dissolved. The proposed transaction for the Strategic Income Fund is referred to in this Proxy Statement/Prospectus as the "Transaction."

         This means that your shares of the Strategic Income Fund will be exchanged for an equal value of Diversified Income Fund Shares. As a result, you will cease to be a shareholder of your Strategic Income Fund and will become a shareholder of the Diversified Income Fund. This exchange will occur on a date agreed to between the Trust and the Acquiring Trust (hereafter, the "Closing Date").

         Like the Strategic Income Fund, the Diversified Income Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"). Its investment objective and policies are similar, but not identical, to the Strategic Income Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Boards of Trustees of the Trust and the Acquiring Trust have concluded that the Transaction is in the best interests of the respective shareholders of the Strategic Income Fund and the Diversified Income Fund. Each Board of Trustees also concluded that no dilution in value would result to the shareholders of each respective Fund, as a result of the Transaction.

           The Board of Trustees of the Trust recommend that you vote to approve the Plan.

How will the shareholder voting be handled?

         Shareholders of Strategic Income Fund who own shares at the close of business on October 31, 2003 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority (as defined under federal law) of the outstanding voting shares of the Diversified Income Fund must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the Strategic Income Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Diversified Income Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Strategic Income Fund and the Diversified Income Fund compare?

         The Funds have similar investment objectives and policies. The Strategic Income Fund's investment objective is to seek high current income and total return. The Diversified Income's investment objective is to seek maximum long-term total return consistent with reasonable risk. Accordingly, both Funds seek, at least in part, to provide total return to their shareholders. The Strategic Income Fund, however, places a somewhat greater emphasis on current income as compared to the Diversified Income Fund.

         Each Fund seeks to achieve its investment objective by investing primarily in three distinct sectors of the fixed-income market: high-yield; investment grade; and international.

         o High-Yield Sector - consists of high-yielding, lower-rated or unrated fixed-income securities that are believed to be similarly rated issued by U.S. companies. High yield securities are commonly referred to as "junk bonds."

         o Investment Grade Sector - consists of investment grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.

         o International Sector - consists of bonds issued by foreign governments, their agencies and instrumentalities, as well as other fixed-income securities of issuers in foreign countries.

         The primary difference between the investment strategies of the Strategic Income Fund and Diversified Income Fund is that the Strategic Income Fund has the ability to invest a slightly higher percentage of its assets in high-yield bonds, foreign securities and emerging market securities than Diversified Income Fund's ability to invest in such sectors.

What are the risks of an investment in the Funds?

         As with most investments, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective.

         The risks associated with an investment in the Diversified Income Fund are similar to the risks associated with investments in the Strategic Income Fund. Those risks include changes in market conditions, particularly changes in bond prices and interest rates, and poor performance of bond issuers in which the Funds may invest. The Strategic Income Fund may incur risks associated with high-yield bonds, foreign securities and investments in emerging markets to a greater extent than the Diversified Income Fund.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Diversified Income Fund?

         The management of the business and affairs of the Diversified Income Fund is the responsibility of the Board of Trustees of the Acquiring Trust. The Board elects officers who are responsible for the day-to-day operations of the Diversified Income Fund.

         The Manager manages the assets of the Funds and makes each Fund's investment decisions. The Manager is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. On September 30, 2003, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $[000] billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         Delaware International Advisers Ltd. ("Delaware International") is the sub-advisor for each Fund. Delaware International manages the foreign securities portion of each Fund's portfolio under the overall supervision of the Manager and furnishes the Manager with investment recommendations, asset allocation advice, research and other investment services regarding foreign securities.

         Paul Grillo, Timothy L. Rabe and Upender V. Rao have primary responsibility for making day-to-day investment decisions for the Diversified Income Fund. When making decisions for the Diversified Income Fund, Mr. Grillo, Mr. Rabe and Mr. Rao regularly consult with Joanna Bates, Stephen R. Cianci, John Kirk and Chistopher A. Moth

         Paul Grillo, Vice President/Senior Portfolio Manager, holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

         Timothy L. Rabe, Senior Vice President/Senior Portfolio Manager, received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, Mr. Rabe worked as a tax analyst for The Northern Trust Company. Mr. Rabe is a CFA charterholder.

         Upender V. Rao, Senior Vice President/Senior Portfolio Manager, received his MBA from the University of Michigan's Business School and his undergraduate degree in engineering from Indian Institute of Technology, Madras, India. Prior to joining Delaware Investments in 2000, Mr. Rao served as head of emerging markets research and trading at Conseco Capital Management. Previous to his role in emerging markets, Mr. Rao was the head of all energy and basic industry research. Mr. Rao is a CFA charterholder.

         Joanna Bates, Senior Portfolio Manager (Delaware International), is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that, she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research.

         Stephen R. Cianci, Vice President/Senior Portfolio Manager, holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder.

         John Kirk, Director/Investment Director (Delaware International), is a graduate of the University of Wales and received an M.A. in Operations Research from Lancaster University. Prior to joining Delaware International in September of 1998, he was responsible for European and Asian Fixed Income at Royal Bank of Canada in London, and had global responsibility for credit and risk management. He started his career at Ford Motor Company as a member of their operations research group.

         Christopher A. Moth, Director/Senior Portfolio Manager/Chief Investment Officer - Global Fixed Income & Currencies (Delaware International), is a graduate of The City University London. He joined Delaware International in 1992, having previously worked at Guardian Royal Exchange in an actuarial capacity, where he was responsible for quantitative models and projections. Mr. Moth has been awarded the Certificate in Finance and Investment from the Institute of Actuaries in London.

         Messrs. Grillo, Rabe, Moth and Ms. Bates also have primary responsibilities for the management of the Strategic Income Fund.

What are the fees and expenses of each Fund?

         The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year. The Manager has contracted to waive its fees and/or pay expenses of the Diversified Income Fund for the period from January 1, 2004 through December 31, 2004 to the extent necessary to limit the total operating expenses of the Fund to the levels shown below. This arrangement will result in lower total operating expenses for the Diversified Income Fund after the Transaction.

                FEES AND EXPENSES FOR THE DIVERSIFIED INCOME FUND
                          AND THE STRATEGIC INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
Fund Names and Classes of Shares      Maximum Sales Load on        Maximum              Maximum Sales Load on       Redemption
                                            Purchases                CDSC               Reinvested Dividends           Fees
---------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
   Class A                                    4.50%                   None(1)                   None                    None
   Class B                                    None                    4.00%(2)                  None                    None
   Class C                                    None                    1.00%(3)                  None                    None
   Class R                                    None                    None                      None                    None
   Institutional Class                        None                    None                      None                    None

Strategic Income Fund
   Class A                                    4.50%                   None(1)                   None                    None
   Class B                                    None                    4.00%(2)                  None                    None
   Class C                                    None                    1.00%(3)                  None                    None
   Class R                                    None                    None                      None                    None
   Institutional Class                        None                    None                      None                    None



                               OPERATING EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
Fund Names and Classes               Management      Distributions and      Other      Total Annual Fund   Fee Waivers      Net
    of Shares                           Fees        Service (12b-1)Fee    Expenses     Operating Expenses   & Payments    Expenses
----------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund after
Transaction
   Class A                              0.55%              0.30%(4)         0.44%            1.29%         (0.29%)(4),(5)   1.00%
   Class B                              0.55%              1.00%            0.44%            1.99%         (0.24%)(5)       1.75%
   Class C                              0.55%              1.00%            0.44%            1.99%         (0.24%)(5)       1.75%
   Class R                              0.55%              0.60%            0.44%            1.59%         (0.24%)(5)       1.35%
   Institutional Class                  0.55%               none            0.44%            0.99%         (0.24%)(5)       0.75%

Diversified Income Fund
   Class A                              0.55%              0.30%(6)         1.52%            2.37%         (1.37%)(6),(7)   1.00%
   Class B                              0.55%              1.00%            1.52%            3.07%         (1.32%)(7)       1.75%
   Class C                              0.55%              1.00%            1.52%            3.07%         (1.32%)(7)       1.75%
   Class R                              0.55%              0.60%            1.52%            2.67%         (1.32%)(7)       1.35%
   Institutional Class                  0.55%               none            1.52%            2.07%         (1.32%)(7)       0.75%

Strategic Income Fund
   Class A                              0.65%              0.30%(8)         0.90%            1.85%         (0.00%)(8),(9)   1.85%
   Class B                              0.65%              1.00%            0.90%            2.55%         (0.00%)(9)       2.55%
   Class C                              0.65%              1.00%            0.90%            2.55%         (0.00%)(9)       2.55%
   Class R                              0.65%              0.60%            0.90%            2.15%         (0.00%)(9)       2.15%
   Institutional Class                  0.65%               none            0.90%            1.55%         (0.00%)(9)       1.55%

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge ("CDSC") will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) Class A shares are subject to a maximum 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's distributor has contracted to waive a portion of that 12b-1 fee paid by Class A shares through December 31, 2004 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets.

(5) The investment manager has contracted to waive fees and pay expense through December 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interests, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(6) Class A shares are subject to a maximum 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's distributor has contracted to waive a portion of that 12b-1 fee paid by Class A shares through December 31, 2004 in order to prevent total 12b-1 plan expenses from exceeding 0.25% of average daily net assets.

(7) The investment manager has contracted to waive fees and pay expenses through December 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets.

(8) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to an annual 12b-1 fee of 1.00% of average daily net assets. Class R shares are subject to an annual 12b-1 fee of 0.60%. The Fund's distributor has agreed to limit the 12b-1 fee paid by Class A shares through March 31, 2004 to no more than 0.25% of average daily net assets.

(9) The investment manager has agreed to waive fees and pay expenses through March 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 fees taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect the voluntary expense caps by the manager. The following table shows operating expenses which are based on the most recently completed fiscal year and reflects the manager's current fee waivers and payments.


------------------------------------------------------------------------------------------------------------------------
               Fund operating expenses including voluntary expense caps in place through March 31, 2004.
------------------------------------------------------------------------------------------------------------------------
Fund Name and Classes                     Management        Distributions and        Other        Total Annual Fund
    of Shares                                 Fees         Service (12b-1)Fee       Expenses      Operating Expenses
------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
   Class A                                   0.00%                 0.25%(9)           0.75%              1.00%
   Class B                                   0.00%                 1.00%              0.75%              1.75%
   Class C                                   0.00%                 1.00%              0.75%              1.75%
   Class R                                   0.00%                 0.60%              0.75%              1.35%
   Institutional Class                       0.00%                  none              0.75%              0.75%

Examples:

         The following Examples are intended to help you compare the cost of investing in the Acquired Fund with the cost of investing in the Diversified Income Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each example also assumes that your investment has a 5% return each year. These are examples only, and do not represent future expenses, which may be greater or less than those shown below.


                                               1 Year         3 Years          5 Years        10 Years2
                                               ------         -------          -------        ---------
Diversified Income Fund
after Transaction(1)
   Class A                                       $547            $813           $1,099           $1,912
   Class B                                       $178            $601           $1,051           $2,117
   Class B (if redeemed)                         $578            $826           $1,201           $2,117
   Class C                                       $178            $601           $1,051           $2,298
   Class C (if redeemed)                         $278            $601           $1,051           $2,298
   Class R                                       $137            $478             $843           $1,869
   Institutional Class                            $77            $291             $524           $1,191

Strategic Income Fund(3)
   Class A                                       $629          $1,006           $1,406           $2,522
   Class B                                       $258            $793           $1,355           $2,714
   Class B (if redeemed)                         $658          $1,019           $1,505           $2,714
   Class C                                       $258            $793           $1,355           $2,885
   Class C (if redeemed)                         $358            $793           $1,355           $2,885
   Class R                                       $218            $673           $1,154           $2,483
   Institutional Class                           $158            $490             $845           $1,845

(1) The Diversified Income Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one year contractual period and total operating expenses without expense waivers for years two through ten.

(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(3) The Strategic Income Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, this example does not reflect the voluntary expense cap.

Where can I find more financial information about the Funds?

         The Diversified Income Fund Annual Report and the Diversified Income Semiannual Report, which are included with, include a discussion of that Fund's performance during the past fiscal year and shows per share information for past five fiscal years. The Prospectuses, and the Annual and Semiannual Reports for the Strategic Income Fund contain further financial information about the Strategic Income Fund. These documents are available upon request. (See "Information About the Strategic Income Fund.")

What are other key features of the Funds?

         Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the Diversified Income Fund and Strategic Income Fund, on a pro rata basis.

         JPMorgan Chase Bank is the custodian of the securities and other assets of both Funds. The main office of JPMorgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245.

         Management and Administration Fees. The Manager is the investment manager of both the Funds. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase.

         Under Diversified Income Fund's management agreement, the Fund pays the Manager a management fee as a percentage of average daily net assets equal to:
0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1,500 million, and 0.425% on assets in excess of $2,500 million. The Manager has contracted to waive that portion, if any, of the annual management fees payable by the Diversified Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund do not exceed 0.75% (exclusive of applicable 12b-1 expenses, taxes, interest, brokerage commissions and extraordinary expenses) for the period January 1, 2004 to December 31, 2004.

         Under the Strategic Income Fund's investment management agreement, the Strategic Income Fund pays the Manager an annual management fee as a percentage of average daily net assets equal to: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, and 0.50% on assets in excess of $2,500 million. The Manager has agreed to waive that portion, if any, of the annual management fees payable by Strategic Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund do not exceed 0.75% (exclusive of applicable 12b-1 fees taxes, interest, brokerage commissions and extraordinary expenses) through March 31, 2004.

         Distribution Services. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares and Class C under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager. Pursuant to a contractual arrangement with the Distributor, Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

         Rule 12b-1 Plans. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to Institutional Classes of Shares. Such Shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of Shares of the Institutional Classes.

         Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate annual fee payable by a Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.30% of average daily net assets of Class A Shares, up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets and up to 0.60% of average daily net assets of Class R Shares for the year. The Distributor may waive these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

         Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of a Fund's shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

         Shares of a Fund may be purchased at the net asset value next determined after the Fund or its authorized agent receives a purchase order in good order, subject to any applicable sales charge. Purchases of shares of the Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although the Institutional Class Shares and Class R Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B and C Shares of each Fund. Subsequent purchases must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the manager or the sub-advisor or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniforms Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

         Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 4.50%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.00% if shares are redeemed during the second year of purchase;
(iii) 2.25% if shares are redeemed during the third year following purchase;
(iv) 1.50% if shares are redeemed during the fourth or fifth year following purchase; (v) 1.00% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase, at which time Class B shares are subject to automatic conversion to Class A Shares.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

         Class R Shares are purchased at net asset value per share without the imposition of a front-end or contingent deferred sales charge. Absent any fee waivers, Class R Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge, or Rule 12b-1 Plan expenses.

         Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificated form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the Strategic Income Fund will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

         Dividends, Distributions and Taxes. The Diversified Income Fund declares dividends, if any, on a daily basis and pays such dividends on a monthly basis. The Strategic Income Fund declares and pays dividends, if any, from its net investment income on a monthly basis. The amount of these dividends will vary depending on changes in the Funds' net investment income. Payments from net realized securities profits (capital gains), if any, will be distributed annually for the Diversified Income Fund and twice a year for the Strategic Income Fund. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds.

         Distributions, whether received in cash or in additional shares, are generally subject to income tax. On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA), which changes the tax rates on certain types of distributions. You should consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund, subject to the rules of qualified dividends enacted by JAGTRRA, is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information for the Diversified Income Fund under the heading "Dividends, Distributions and Taxes" and the current Statement of Additional Information for the Strategic Income Fund under the heading "Taxes."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of the Trust, on behalf of the Strategic Income Fund, have recommended the Transaction for purposes of combining the Strategic Income Fund with a larger fund that has similar investment objectives and policies and a better opportunity for sustainable results. There has also been relatively low demand for and slow growth in assets of the Strategic Income Fund.

         The Plan was presented to the Board of Trustees of the Trust at a meeting of the Board on August 21, 2003. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Strategic Income Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the advantages and benefits, as well as the disadvantages and costs to shareholders; the expense ratios of the Diversified Income Fund and the Strategic Income Fund and the impact of contractual fee waivers thereon; the comparative investment performance of the Diversified Income Fund and the Strategic Income Fund; the compatibility of the investment objectives, policies, restrictions and investments of the Strategic Income Fund with those of the Diversified Income Fund; the tax consequences of the Transaction; and the significant experience of the Manager. Additionally, the Board of Trustees believes that the investment strategy of Diversified Income Fund affords a better opportunity for sustainable positive results than the Strategic Income Fund's investment strategy. During the course of their deliberations, the Board of Trustees also considered that the expenses of the Transaction will be shared one-half by the Diversified Income Fund and one-half by the Manager.

         The Boards of Trustees of the Trust and the Acquiring Trust approved the Plan, concluding that the Transaction is in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of each respective Fund from the Transaction. The Board of the Trust then decided to recommend that shareholders of the Strategic Income Fund vote to approve the Transaction. As required by law, the Trustees approving the Plan and making the foregoing determinations included a majority of the Trustees who are not interested persons of the Strategic Income Fund or the Diversified Income Fund.

 For the reasons discussed above, the Board of Trustees of the Trust, on behalf of the Strategic Income Fund, recommends that you vote FOR the Plan.

         If the shareholders of the Strategic Income Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Strategic Income Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference.

How will the Transaction be carried out?

         If the shareholders of the Strategic Income Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust on behalf of the Strategic Income Fund, and by the Acquiring Trust, on behalf of the Diversified Income Fund, including the delivery of certain documents. The Trust and the Acquiring Trust will agree on the Closing Date. If the shareholders of the Strategic Income Fund do not approve the Plan, the Transaction will not take place.

         If the shareholders of the Strategic Income Fund approve the Plan, the Fund will deliver to the Diversified Income Fund substantially all of its assets on the Closing Date. In exchange, the Trust, on behalf of the Strategic Income Fund, will receive Diversified Income Fund Shares to be distributed pro rata by the Strategic Income Fund to its shareholders and the Diversified Income Fund will assume the liabilities of the Strategic Income Fund. The value of the assets to be delivered to the Diversified Income Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

         The stock transfer books of the Strategic Income Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The Strategic Income Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Diversified Income Fund.

         To the extent permitted by law, the Trust and the Acquiring Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Strategic Income Fund.

Who will pay the expenses of the Transaction?

         The expenses of the Transaction will be shared equally by the Diversified Income Fund and the Manager.

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trust, on behalf of the Strategic Income Fund, and for the Acquiring Trust, on behalf of the Diversified Income Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Strategic Income Fund will not recognize any gain or loss as a result of the exchange of their shares of the Strategic Income Fund for shares of the Diversified Income Fund, and (ii) the Diversified Income Fund and its shareholders will not recognize any gain or loss upon receipt of the Strategic Income Fund's assets.

         You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the Diversified Income Fund Shares?

         If the Transaction is approved, full and fractional shares of the Diversified Income Fund will be distributed to shareholders of the Strategic Income Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and will have full voting rights. The shares of the Diversified Income Fund will be recorded electronically in each shareholder's account. The Diversified Income Fund will then send a confirmation to each shareholder. As described in its prospectus, the Diversified Income Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Strategic Income Fund will be cancelled.

         All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

         Like the Strategic Income Fund, the Diversified Income Fund does not routinely hold annual meetings of shareholders. The Diversified Income Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

         The following table sets forth, as of September 30, 2003, the separate capitalizations of the Diversified Income Fund and the Strategic Income Fund, and the estimated capitalization of the Diversified Income Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Diversified Income Fund is likely to be different when the Transaction is consummated.

                                            Diversified Income Fund - Strategic Income Fund

                                                                                                  Diversified Income Fund after
                                        Diversified Income Fund        Strategic Income Fund                 Transaction
                                              (unaudited)                   (unaudited)                      (estimated)
Net assets (millions)                         $129,020,506                  $32,823,108                      $161,843,614
Total shares outstanding                       14,961,509                    7,412,551                        18,768,688

                                        Diversified Income Fund        Strategic Income Fund       Diversified Income Fund Class A
                                                Class A                       Class A                     after Transaction
                                              (unaudited)                   (unaudited)                      (estimated)

Net assets (millions)                         $71,020,865                   $10,834,302                      $81,855,167
Total shares outstanding                       8,235,678                     2,444,522                        9,492,558
Net asset value per share                        $8.62                         $4.43                            $8.62

                                        Diversified Income Fund        Strategic Income Fund       Diversified Income Fund Class B
                                                Class B                       Class B                     after Transaction
                                              (unaudited)                    (unaudited)                     (estimated)

Net assets (millions)                         $14,679,365                   $13,715,060                      $28,394,425
Total shares outstanding                       1,702,254                     3,098,351                        3,293,328
Net asset value per share                        $8.62                         $4.43                            $8.62

                                        Diversified Income Fund        Strategic Income Fund       Diversified Income Fund Class C
                                                Class C                       Class C                     after Transaction
                                              (unaudited)                   (unaudited)                      (estimated)

Net assets (millions)                         $43,121,318                   $3,765,253                       $46,886,571
Total shares outstanding                       5,000,512                      850,748                         5,437,316
Net asset value per share                        $8.62                         $4.43                            $8.62




                                        Diversified Income Fund        Strategic Income Fund       Diversified Income Fund Class R
                                                Class R                       Class R                     after Transaction
                                              (unaudited)                   (unaudited)                      (estimated)
Net assets (millions)                            $1,042                         ---                             $1,042
Total shares outstanding                        120.863                         ---                            120.863
Net asset value per share                        $8.62                          ---                             $8.62

                                                                                                       Diversified Income Fund
                                        Diversified Income Fund        Strategic Income Fund             Institutional Class
                                          Institutional Class           Institutional Class               after Transaction
                                              (unaudited)                    (unaudited)                      (estimated)

Net assets (millions)                           $197,916                    $4,508,493                        $4,706,409
Total shares outstanding                         22,944                      1,018,930                         545,365
Net asset value per share                        $8.63                         $4.42                            $8.63

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of the Strategic Income Fund as compared to the Diversified Income Fund. For a complete description of the Diversified Income Fund's investment policies and risks, you should read the Diversified Income Fund Prospectus, which is included with this Proxy Statement/Prospectus.

         The investment objectives and policies of the Strategic Income Fund, as compared to the Diversified Income Fund, are described in separate sections below. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval.

Are there any significant differences between the investment objectives, strategies and investment policies of the Strategic Income Fund and the Diversified Income Fund?

         Investment Objectives. The Strategic Income Fund seeks high current income and total return. The investment objective for the Strategic Income Fund is non-fundamental. In the event that the Board of Trustees of the Strategic Income Fund approves a change in the Fund's objective, the Board will notify shareholders before the change becomes effective. The Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk. The investment objective for the Diversified Income Fund is fundamental and may not be changed without the prior approval of shareholders. Accordingly, the primary difference between the investment objectives of the Strategic Income Fund and the Diversified Income Fund is that the Strategic Income Fund places a somewhat greater emphasis on current income as compared to the Diversified Income Fund.

         Investment Strategy. Each Fund allocates its investments primarily among three (3) sectors of the fixed-income securities market: U.S. investment grade sector; U.S. high-yield sector; and the international sector.

         o U.S. High-Yield Sector - consists of high-yielding, lower-rated or unrated fixed-income securities that the Manager considers to be of similar quality that are issued by U.S. companies.

         o Investment Grade Sector - consists of investment grade debt obligations of U.S. companies and those issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by U.S. companies.

         o International Sector - consists of bonds issued by foreign governments, their agencies and instrumentalities, as well as other fixed-income securities of issuers in foreign countries.

         Each Fund determines how much to allocate to each sector based on the Manager's evaluation of economic and market conditions and the assessment of returns and potential for appreciation offered by each sector. Each Fund may periodically reallocates its assets, as deemed necessary.

         The primary differences between the investment strategies of the Strategic Income Fund and the Diversified Income Fund is that the Strategic Income Fund may invest no more than 60% of its net assets in investment-grade fixed-income securities, whereas the Diversified Income Fund has no such limitation. In addition, the Strategic Income Fund has the ability to invest a higher percentage of its assets in high-yield bonds, foreign securities and investments in emerging markets as compared to Diversified Income Fund's ability to invest in such securities. The Diversified Income Fund has adopted a non-fundamental investment policy to invest, under normal market conditions, at least 80% of its net assets in fixed-income securities and to provide shareholders at least 60 days' prior notice before changing such policy. The Strategic Income Fund has not adopted such a policy.

         Principal Investments. Each Fund primarily invests in the following types of fixed-income securities:

         U.S. Investment-Grade Bonds. U.S. investment-grade bonds are debt securities that are issued by a U.S. issuer and that are rated in one of the top four highest rating categories by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or are unrated securities that the Manager deems to be of similar quality. The Strategic Income Fund may invest up to 60% of its net assets and Diversified Income Fund may invest without limitation in such debt securities.

         High-Yield Securities. High-yield securities, also known as "junk bonds," are debt securities that are rated lower than investment-grade (i.e., BB or Ba by an NRSRO) or are unrated securities that the Manager deems to be of similar quality. The Strategic Income Fund may invest up to 60% of its net assets, and the Diversified Income Fund may invest up to 50% of its net assets, in high-yield securities.

         U.S. Government Securities. U.S. government securities include direct U.S. obligations, including bills, notes, bonds as well as other debt securities issued by the U.S. Treasury and securities of U.S. government agencies or instrumentalities. The Strategic Income Fund may invest up to 60% of its net assets in direct U.S. government obligations; however, these securities will typically be a smaller percentage of the portfolio because they generally do not offer as high a level of current income as other fixed-income securities. The Diversified Income Fund may invest in U.S. government securities without limitation for temporary purposes or otherwise, as is consistent with its investment objective and policies.

         Foreign Government Securities and Foreign Corporate Bonds. Foreign government securities and foreign corporate bonds include debt obligations issued by foreign governments and debt securities issued by foreign corporations. Both Funds may invest in foreign government securities and foreign debt securities. The Strategic Income Fund may invest up to 60% of its net assets in foreign debt securities that are investment grade securities or unrated securities that the Manager deems to be equivalent to investment grade. The Strategic Income Fund may also invest in non-investment grade foreign bonds, but will limit its investments in foreign government securities issued by emerging or developing countries to no more than 15% of its net assets. The Strategic Income Fund may invest in Brady Bonds without limitation.

         The Diversified Income Fund may invest up to 50% of its assets in foreign debt securities but will not invest more than 25% of its assets in non-dollar denominated foreign debt. Like the Strategic Income Fund, the Diversified Income Fund may also invest in emerging markets and foreign securities rated below investment grade. However, the Diversified Income Fund will limit its investment in emerging markets, Brady Bonds and foreign securities that are rated or considered to be below investment grade to no more than 5% of the Fund's net assets.

         Additional Investments. Although the Funds generally invest in fixed-income securities, each Fund may invest in other types of securities. In addition, each Fund may use a wide range of hedging instruments, subject to certain limitations, including options, futures contracts and options on futures contracts. Each Fund has different policies regarding these types of investments.

         Mortgage-backed Securities. Mortgage-backed securities generally include privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Strategic Income Fund may invest up to 60% of its net assets in government-related mortgage-backed securities or privately issued mortgage-backed securities that are fully collateralized, including Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). The Fund may also invest in mortgage-backed securities issued by private companies that are not fully collateralized, provided that such securities have a rating in one of the four highest categories issued by an NRSRO at the time of purchase. Diversified Income Fund may invest, without limitation, in investment grade mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or by government-sponsored corporations, including CMOs and REMICs. The Diversified Income Fund may also invest, without limitation, in investment grade mortgage-backed securities issued by private companies. The Diversified Income Fund's investments in such securities will be limited to securities that are rated in one of the four highest rating categories by an NRSRO or will be unrated securities that the Manager determines to be of comparable quality.

         Asset-backed Securities. Asset-backed securities are bonds or notes backed by account receivables, including home equity, automobile or credit loans. Both Funds may invest in asset-backed securities that are rated in one of the four highest rating categories by an NRSRO.

         Interest rate swap and index swap agreements. In an interest rate swap, a Fund receives payments from another party based on a floating interest rate in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse, with a Fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate. Interest rate swaps may be used to adjust a Fund's sensitivity to interest rates by changing its duration. In addition, a Fund may use interest rate swaps to hedge against changes in interest rates. The Manager may use index swaps to gain exposure to markets that the Fund invests in, such as the corporate bond market. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not directly available to the Fund on favorable terms.

         Futures and Options. Options represent a right to buy or sell a security or group of securities at an agreed upon price at a future date. Futures contracts are agreements for the purchase or sale of a security or group of securities at a specific price, on a specific date. Each Fund may invest in futures and options for hedging purposes. The Diversified Income Fund may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of the Fund's assets.

         Restricted securities. Restricted securities are privately placed securities whose resale is restricted under various securities laws. Each Fund may invest up to 15% of its net assets in restricted securities, including securities that are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A securities.

         Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. Each Fund may invest up to 15% of its net assets in illiquid securities.

         Temporary Defensive Investments. Each Fund may invest in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, the Strategic Income Fund may hold a substantial part of its assets in cash or cash equivalents, and the Diversified Income Fund may hold all of its assets in money market instruments. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Funds differ?

         Each Fund has adopted identical fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of shareholders. There are, however, differences between the Funds' non-fundamental policies, some of which have been described above.

What are the risks factors associated with investments in the Funds?

         Like all investments, an investment in the Funds involves risks. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally and on the investment manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years. The investment risks for the Funds are explained below.

         Market Risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence. The Funds strive to manage this risk by maintaining a long-term investment approach and focusing on securities it believes that can continue to provide returns over an extended period of time regardless of these interim market fluctuations. Generally, the Funds do not try to predict overall market movements or trade for short-term purposes.

         Interest Rate Risk. Interest risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. The risk is greater for bonds with longer maturities than for those with shorter maturities. The Funds are subject to various interest rate risks depending upon its investment objectives and policies. The Funds cannot eliminate this risk. However, each Fund attempts to manage the risk by monitoring economic conditions, especially interest rate trends and their potential impact on the Fund. Neither Fund tries to increase its return on its investments in debt securities by aggressively capitalizing on interest rate movements.

         The Funds, by investing in swaps, are subject to additional interest rate risk. The Funds will not invest in interest rate or index swaps with maturities of more than two years. Each business day the Funds will calculate the amount they must pay for any swaps they hold and will segregate enough cash or other liquid securities to cover that amount.

         Industry and Security Risk. Industry and security risk refers to the risk that the value of securities in a particular industry, or in an individual security, will decline because of changes in performance expectations. The Funds seek to manage this risk through diversification and by implementing policies that prohibit concentration. The Funds diversify their assets across three distinct sectors of the fixed-income securities market and among a wide variety of individual issuers.

         Credit Risk. Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will not be able to make timely payments of interest and principal. Investing in so-called "junk" or "high-yield" bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

         The Funds conduct careful, credit-oriented bond selection, and our commitment to hold a diversified selection of high-yield bonds is designed to manage credit risk. It is likely that protracted periods of economic uncertainty would cause increased volatility in the market prices of high-yield bonds, an increase in the number of high-yield bond defaults and corresponding volatility in the Funds' net asset value. Each Fund's holdings of high quality investment grade bonds are less subject to credit risk and may help to balance any credit problems experienced by individual high-yield bond issuers or foreign issuers.

         Prepayment Risk. Prepayment Risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing an investor to reinvest money at interest rates that might be lower than those on the prepaid mortgage. Each Fund may invest in Mortgage-Backed Securities, CMOs and REMICs. A Fund takes into consideration the likelihood of prepayment when mortgages are selected, and may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates. Because the Strategic Income Fund may invest up to 60% of its net assets in mortgage-backed securities, the Strategic Income Fund may be slightly more sensitive to this risk than the Diversified Income Fund.

         Futures and Option Risks. Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index moves in the opposite direction from what the portfolio managers anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a Fund from using the strategy. The Funds will use options and futures for defense purposes, such as to protect gains in the portfolio without actually selling a security or to neutralize the impact of interest rate changes. The Funds do not use futures and options for speculative reasons or in an effort to enhance return.

         Foreign Risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability (including governmental seizures or nationalization of assets), changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Foreign markets may also be less efficient, less liquid, have greater price volatility, less regulation and higher transaction costs than U.S. markets. The Funds will attempt to reduce foreign investing risks through portfolio diversification, credit analysis and attention to trends in world economies, industries and financial markets. The Manager evaluates the political and economic situations in the countries where each Fund invests and takes these risks into account before selecting securities for a Fund's portfolio. There is no way, however, to eliminate foreign risks when investing internationally. To the extent that the Strategic Income Fund invests a greater percentage of its assets in foreign securities as compared to the Diversified Income Fund, it may incur greater risks associated with such investments.

         Lower Rated Fixed-Income Securities Risk. Lower Rated Fixed-Income Securities (high-yield, high-risk securities, commonly known as "junk bonds"), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed-income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed-income securities, which react primarily to fluctuations in the general level of interest rates. Fixed-income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk. Each Fund attempts to manage the risk associated with its investment in high-yield debt securities through portfolio diversification, credit analysis, attention to trends in the economy, industries and financial markets, and complying with the limits on the exposure to this asset class as described in this Prospectus. To the extent that the Strategic Income Fund invests a greater percentage of its assets in high-yield securities as compared to the Diversified Income Fund, it may incur greater risks associated with such investments.

         Foreign Government Securities Risk. Foreign government securities risks involve the ability of a foreign government or government-related issuer to make timely principal and interest payments on its external debt obligations. This ability to make payments will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. The Funds attempt to reduce the risks associated with investing in foreign governments by limiting the portion of portfolio assets that may be invested in such securities.

         Emerging Markets Risk. Emerging Markets Risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets that are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. Each Fund limits its exposure to emerging markets securities. Because the Strategic Income Fund may invest a higher percentage of its net assets in emerging markets securities than the Diversified Income Fund, the Strategic Income Fund may incur greater risk associated with these investments.

         Liquidity Risk. Liquidity risk is the possibility that a Fund's portfolio assets cannot be readily sold within seven days at the approximate price that the Fund values the security. The Funds seek to mitigate liquidity risk by limiting their investments in illiquid securities and by evaluating the size of a bond issuance as a way to anticipate its likely liquidity level.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

         Provided that a quorum is present, the approval of the Plan for the Strategic Income Fund requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Strategic Income Fund held on the Record Date. If sufficient votes to approve the proposal for the Strategic Income Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to the Fund to permit further solicitations of proxies. The holders of a majority of shares of the Strategic Income Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to the Fund. The Meeting may also be adjourned by the chairperson of the Meeting.

         Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, and will have the same effect as a vote "against" the Plan. It is not anticipated that any broker non-votes will be received.

How do I ensure my vote is accurately recorded?

         You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods.

Can I revoke my proxy?

         You may revoke your proxy at any time before it is voted by sending a written notice to the Trust, expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker/dealer and you wish to vote your shares at the Meeting, you must obtain a "legal proxy" from your broker/dealer and present it to the Inspector of Elections at the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

         Only shareholders of record of the Strategic Income Fund at the close of business on October 31, 2003 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, there were [______] outstanding shares of the Strategic Income Fund.

What other solicitations will be made?

         This proxy solicitation is being made by the Board of Trustees of the Strategic Income Fund for use at the Meeting. The cost of this proxy solicitation will be shared as set forth above. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

         In addition to solicitation services to be provided by D.F. King & Co., Inc. ("D.F. King"), as described below, proxies may be solicited by the Trustees, officers and employees of the Trust and the Acquiring Trust (none of whom will receive compensation therefor in addition to their regular salaries) and/or regular employees of the Manager or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the Strategic Income Fund's shares, and such persons will be reimbursed for their expenses.

         The Strategic Income Fund has retained D.F. King at a fee estimated not to exceed $______, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). The Fund has also agreed to indemnify D.F. King against certain liabilities and expenses, including liabilities under the federal securities laws. D.F. King anticipates that approximately 50 of its employees may solicit proxies. D.F. King is located at 77 Water Street, New York, New York 10005.

                  INFORMATION ABOUT THE DIVERSIFIED INCOME FUND

         Information about the Diversified Income Fund is included in the Diversified Income Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus. Additional information about the Diversified Income Fund is included in its Statement of Additional Information dated December 31, 2002 (as amended May 1, 2003) and the Statement of Additional Information dated November 15, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094. It is anticipated that an updated prospectus and annual report for the Diversified Income Fund will be available in December 2003 and will be delivered to shareholders of the Strategic Income Fund when available. These documents, when available, will supercede the Diversified Income Fund Prospectus, the Diversified Income Fund Annual Report and the Diversified Income Fund Semiannual Report, and will be incorporated by reference into this Proxy Statement/Prospectus at that time.

         This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Diversified Income Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Diversified Income Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                   INFORMATION ABOUT THE STRATEGIC INCOME FUND

         Information about the Strategic Income Fund is included in its current Prospectus dated September 30, 2002, as supplemented September 29, 2003, Annual Report to Shareholders for the fiscal year ended July 31, 2003, Statement of Additional Information dated September 30, 2003, and the Statement of Additional Information dated November 15, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

                           INFORMATION ABOUT EACH FUND

         Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

         On the Record Date, the officers and Trustees of the Trust, as a group, [owned less than 1% of the outstanding voting shares of the Strategic Income Fund.]

         To the best knowledge of the Strategic Income Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of the Strategic Income Fund. The Strategic Income Fund has no knowledge of beneficial ownership.


------------------------------------------------------------------------------------------------------------------------------
Class                                Name and Address of Account                          Share Amount        Percentage
-----                                ---------------------------                          ------------        ----------
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
Class A
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
Class B
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
Class C
------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund
Institutional Class
------------------------------------------------------------------------------------------------------------------------------

         On the Record Date, the officers and trustees of the Acquiring Trust, as a group, [owned less than 1% of the outstanding shares of the Diversified Income Fund].

         To the best knowledge of the Diversified Income Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the Diversified Income Fund. The Diversified Income Fund has no knowledge of beneficial ownership.

------------------------------------------------------------------------------------------------------------------------------
Class                                Name and Address of Account                          Share Amount        Percentage
-----                                ---------------------------                          ------------        ----------
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
Class A
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
Class B
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
Class C
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
Class R
------------------------------------------------------------------------------------------------------------------------------
Diversified Income Fund
Institutional Class
------------------------------------------------------------------------------------------------------------------------------

                                   EXHIBIT TO
                           PROXY STATEMENT/PROSPECTUS

Exhibit
-------
   A Form of Agreement and Plan of Reorganization between the Trust (on behalf of the Strategic Income Fund) and the Acquiring Trust (on behalf of the Diversified Income Fund).

                           OTHER DOCUMENTS INCLUDED TO
                           PROXY STATEMENT/PROSPECTUS

   A Prospectuses of the Diversified Income Fund, dated December 31, 2002 as previously filed via EDGAR is incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

   B Annual Report to Shareholders of the Diversified Income Fund for the fiscal year ended October 31, 2002 as previously filed via EDGAR is incorporated herein by reference to N-30D filed January 8, 2003.

   C Semiannual Report to Shareholders of the Diversified Income Fund for the six month ended April 30, 2003 as previously filed via EDGAR is incorporated herein by reference to N-30D filed July 2, 2003.

                                                                       EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group Adviser Funds (the "Acquiring Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Diversified Income Fund ("Diversified Income Fund"), and Delaware Group Income Funds (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware Strategic Income Fund ("Acquired Fund").

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Diversified Income Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, no par value, of the Diversified Income Fund - Class A ("Diversified Income Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Diversified Income Fund - Class B ("Diversified Income Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Diversified Income Fund - Class C ("Diversified Income Fund Class C Shares"),
(d) shares of beneficial interest, no par value, of the Diversified Income Fund
- Class R ("Diversified Income Fund Class R Shares"), (e) shares of beneficial interest, no par value of the Diversified Income Fund - Institutional Class ("Diversified Income Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Trust on behalf of the Diversified Income Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of (a) Diversified Income Fund Class A shares to the shareholders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"), (b) Diversified Income Fund Class B Shares to the shareholders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), (c) Diversified Income Fund Class C Shares to the shareholders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), (d) Diversified

Income Fund Class R Shares to the shareholders of Acquired Fund - Class R Shares ("Acquired Fund Class R Shares"), and (e) Diversified Income Fund Institutional Class Shares to the shareholders of Acquired Fund - Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund
                  ------------------------------------------------------------

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of the Diversified Income Fund hereinafter provided, the Trust, on behalf of the Acquired Fund, agrees that it will sell, convey, transfer and deliver to the Acquiring Trust, on behalf of the Diversified Income Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Trust, on behalf of the Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust agrees to use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust on behalf of the Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Trust agrees at the Closing to assume the Liabilities, on behalf of the Diversified Income Fund, and to deliver to the Trust on behalf of the Acquired Fund: (i) the number of Diversified Income Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Diversified Income Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Diversified Income Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Diversified Income Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Diversified Income Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Diversified Income Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class C Shares as of Close of Business on the Valuation Date;
(iv) the number of Diversified Income Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Diversified Income Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Diversified Income Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Diversified Income Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

                  (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Diversified Income Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Diversified Income Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Diversified Income Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Diversified Income Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  (d) At the Closing, each shareholder of record of the Trust shall be entitled to surrender the same to the transfer agent for the Acquiring Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Diversified Income Fund shares into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Trust shall not be issued, but such fractional shares shall continue to be carried by the Acquiring Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be deemed for all Diversified Income Fund purposes to evidence ownership of the number of shares of beneficial interest of the Diversified Income Fund into which the shares of beneficial interest of the Acquired Fund (which prior to Closing were represented thereby) have been converted.

                  (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

         2.       Valuation
                  ---------

                  (a) The value of the Acquired Fund's Net Assets to be acquired by the Diversified Income Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the Diversified Income Fund Class A Shares, Diversified Income Fund Class B Shares, Diversified Income Fund Class C Shares, Diversified Income Fund Class R Shares and Diversified Income Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Diversified Income Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date
                  --------------------------

                  The Valuation Date shall be [   ], 2004, or such later date as
the parties may mutually agree. The Closing shall take place at the principal office of the Acquiring Trust, One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Diversified Income Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Diversified Income Fund is practicable in the judgment of the Acquiring Trust and Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Diversified Income Fund's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245. Also, the Trust shall deliver at the

Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of the Diversified Income Fund to be delivered at the Closing to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust in such manner as the Trust may request that such shares of beneficial interest of the Diversified Income Fund have been registered in an open account on the books of the Diversified Income Fund.

         4.       Representations and Warranties by the Trust
                  -------------------------------------------

                  The Trust represents and warrants to the Acquiring Trust that:

                  (a) The Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Trust, of which the Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

                  (c) The financial statements appearing in the Acquired Fund
Annual Report to Shareholders for the fiscal year ended [         ], audited by
Ernst & Young, LLP, copies of which have been delivered to the Acquiring Trust, and any unaudited financial statements, copies of which may be furnished to the Acquiring Trust, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the Acquired Fund made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

                  (e) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Diversified Income Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

                  (h) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (i) The Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         5.       Representations and Warranties by the Acquiring Trust
                  -----------------------------------------------------

                  The Acquiring Trust represents and warrants to the Trust that:

                  (a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which the Diversified Income Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Diversified Income Fund. Each outstanding share of the Diversified Income Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Diversified Income Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the Diversified Income Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the Diversified Income Fund to be furnished by the Acquiring Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Diversified Income Fund to be issued pursuant to
Section 1 hereof will accurately reflect the net assets of the Diversified Income Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the Acquiring Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The Acquiring Trust has the necessary power and authority to conduct its business and the business of the Diversified Income Fund as such businesses are now being conducted.

                  (g) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The Acquiring Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the Acquiring Trust nor the Diversified Income Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the Diversified Income Fund made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Diversified Income Fund.

                  (k) The Acquiring Trust has elected to treat the Diversified Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Diversified Income Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         6.       Representations and Warranties by the Trust and the
                  Acquiring Trust
                  ---------------------------------------------------

                  The Trust and the Acquiring Trust each represents and warrants to the other that:

                  (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the Acquired Fund or the Diversified Income Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Diversified Income Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Diversified Income Fund.

On behalf of the Acquired Fund or the Diversified Income Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Diversified Income Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Diversified Income Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Diversified Income Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Diversified Income Fund, as appropriate.

                  (d) All information provided to the Trust by the Acquiring Trust, and by the Trust to the Acquiring Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the Acquired Fund's shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the Trust with respect to the approval of the Acquired Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the Trust
                  ----------------------

                  (a) The Trust covenants to operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

                  (b) The Trust undertakes that the Acquired Fund will not acquire the shares of beneficial interest of the Diversified Income Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

                  (c) The Trust covenants that by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The Trust will at the Closing provide the Acquiring Trust with:

                           (1) A statement of the respective tax basis of all
                  investments to be transferred by the Acquired Fund to the Diversified Income Fund.

                           (2) A copy (which may be in electronic form) of the
                  shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Diversified Income Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

                  (f) The Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the Acquiring Trust
                  --------------------------------

                  (a) The Acquiring Trust covenants that the shares of beneficial interest of the Diversified Income Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Diversified Income Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The Acquiring Trust covenants to operate the business of the Diversified Income Fund as presently conducted between the date hereof and the Closing.

                  (c) The Acquiring Trust covenants that by the Closing, all of the Diversified Income Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The Acquiring Trust shall supply to the Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The Acquiring Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Diversified Income Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the Trust and the Acquiring Trust
                  ---------------------------------------------------------

                  The obligations of the Trust and the Acquiring Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

                  (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Diversified Income Fund.

                  (g) That prior to or at the Closing, the Trust and the Acquiring Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Trust and the Acquiring Trust in certificates delivered to SRSY:

                           (1) The acquisition by the Diversified Income Fund of
                  substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Diversified Income Fund shares to be issued pursuant to
                  Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Diversified Income Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Diversified Income Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Diversified Income Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the
                  Diversified Income Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Diversified Income Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  Acquired Fund upon the distribution of the Diversified Income Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the Acquired Fund
                  received by the Diversified Income Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the Acquired
                  Fund received by the Diversified Income Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Diversified Income Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the Diversified Income Fund shares
                  received by the Acquired Fund shareholders in accordance with
                  Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

                           (9) The holding period of the Diversified Income
                  Fund's shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The Diversified Income Fund will succeed to and
                  take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (h) That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Trust was created as a statutory trust under
                  the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Trust is authorized to issue an unlimited
                  number of shares of beneficial interest, without par value, of the Trust and of the Acquired Fund. Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Trust is an open-end, investment company of
                  the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Acquired Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Acquired Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

                           (7) This Agreement has been validly authorized,
                  executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

                  (i) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Acquiring Trust was created as a statutory
                  trust under the laws of the State of Delaware on [      ], and
                  is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Acquiring Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the Diversified Income Fund were issued in accordance with the 1940 Act and the Acquiring Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Diversified Income Fund were sold, issued and paid for in accordance with the terms of the Diversified Income Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Acquiring Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Diversified Income
                  Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Diversified Income Fund;

                           (5) The shares of beneficial interest of the
                  Diversified Income Fund to be issued pursuant to the terms of
                  Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or the Diversified Income Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

                           (8) This Agreement has been validly authorized,
                  executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

                  (j) That the Acquiring Trust's Registration Statement with respect to the shares of beneficial interest of the Diversified Income Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (k) That the shares of beneficial interest of the Diversified Income Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

                  (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Diversified Income Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements
                  -----------------------------------

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne equally by the Diversified Income Fund and by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of the Diversified Income Fund and the Acquired Fund.

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Trust under this Agreement with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

                  (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Acquiring Trust under this Agreement with respect to any series of the Acquiring Trust, or in connection with the transactions contemplated herein with respect to any series of the Acquiring Trust, shall be discharged only out of the assets of that series of the Acquiring Trust, and no other series of the Acquiring Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order
                  --------------------------

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

                           (1) by mutual consent of the Trust and the Acquiring
                  Trust;

                           (2) by the Acquiring Trust if any condition precedent
                  to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

                           (3) by the Trust if any condition precedent to its
                  obligations set forth in Section 9 has not been fulfilled or waived by the Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2004, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Acquiring Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the Trust nor the Acquiring Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

         12.      Liability of the Acquiring Trust and the Trust
                  ----------------------------------------------

                  (a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Diversified Income Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Diversified Income Fund, or in connection with the transactions contemplated herein with respect to Diversified Income Fund, shall be discharged only out of the assets of the Diversified Income Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the directors, officers, employees or agents of the Acquiring Trust, or any of them.

                  (b) Each party acknowledges and agrees that all obligations of the Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Diversified Income Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

         13.      Final Tax Returns and Forms 1099 of the Acquired Fund
                  -----------------------------------------------------

                  (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

         14.      Cooperation and Exchange of Information
                  ---------------------------------------

                  The Acquiring Trust and the Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Acquired Fund and Diversified Income Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         15.      Entire Agreement and Amendments
                  -------------------------------

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         16.      Counterparts
                  ------------

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         17.      Notices
                  -------

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust or the Acquiring Trust at One Commerce Square, Philadelphia, PA 19103,
Attention: Secretary.

         18.      Governing Law
                  -------------

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         19.      Effect of Facsimile Signature
                  -----------------------------

                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                                   Delaware Group Income Funds, on behalf of the Delaware Strategic Income Fund

                                   _____________________________________________

                                   By:__________________________________________

                                   Title:_______________________________________


                                   Delaware Group Adviser Funds, on behalf of the Delaware Diversified Income Fund

                                   _____________________________________________

                                   By:__________________________________________

                                   Title:_______________________________________

DELAWARE STRATEGIC INCOME FUND
SPECIAL SHAREHOLDER MEETING - FEBRUARY 19, 2004

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Richelle S. Maestro, Michael P. Bishof and David
P. O'Connor, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the offices of Delaware Investments located at Two Commerce Square, 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103, on Thursday, February 19, 2004 at 11:00 a.m. (E.S.T.), or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Please vote by checking |X| the appropriate box below.


                                   THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED. TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND AVOID THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE DATE AND SIGN NAME OR NAMES BELOW AS PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD GIVE FULL TITLE AS SUCH.

                                   Date ______________________, 200_

                                   ---------------------------------------------

                                   ---------------------------------------------
                                   Signature(s) (Joint Owners)
                                   (PLEASE SIGN WITHIN BOX)

1. To approve an Agreement and Plan of Reorganization      FOR  AGAINST  ABSTAIN
   between the Trust, on  behalf of the Fund, and          ---- ------   ------
   Delaware Group Adviser Funds, on behalf of Delaware
   Diversified Income Fund (the "Diversified Income Fund"), ---- -----   ------
   that provides for: (i) the acquisition of substantially all of the assets, subject to the liabilities, of the Fund in exchange for shares of the Diversified Income
   Fund; and (ii) the dissolution of the Fund.

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE GROUP ADVISER FUNDS
                             Dated November 15, 2003

                        Acquisition of the Assets of the
                         DELAWARE STRATEGIC INCOME FUND
                    (a series of Delaware Group Income Fund)

                      By and in exchange for shares of the
                        DELAWARE DIVERSIFIED INCOME FUND
                   (a series of Delaware Group Adviser Funds)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Delaware Strategic Income Fund (the "Strategic Income Fund") in exchange for shares of Delaware Diversified Income Fund (the "Diversified Income Fund") and the assumption by Diversified Income Fund of the liabilities of the Strategic Income Fund.

         This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI:

         1. Statement of Additional Information of Delaware Diversified Income Fund, dated December 31, 2002 (as amended May 1, 2003) as previously filed via EDGAR is incorporated herein by reference to Post-Effective Amendment No. 21 filed April 30, 2003 and will be mailed to any Shareholder who requests this SAI.

         2. Annual Report of Delaware Strategic Income Fund for the fiscal year ended July 31, 2003 as previously filed via EDGAR is incorporated herein by reference to N-CSR filed October 2, 2003 and will be mailed to any Shareholder who requests this Annual Report.

         3. Pro Forma Financial Statements for the Reorganization of Delaware Strategic Income Fund into Delaware Diversified Income Fund.

         This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated November 15, 2003, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Diversified Income Fund at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

            Pro Forma Financial Statements for the Reorganization of Delaware Strategic Income Fund into Delaware Diversified Income Fund

Delaware Diversified Income Fund
Pro Forma Portfolio of Investments*
As of April 30, 2003
(Unaudited)

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ---------------------------------
                                                % of Net                          Market Value                    Market Value
                                                 Assets           Shares/Par**      (U.S. $)       Shares/Par**     (U.S. $)
                                               ----------- ------------------------------------- ----------------------------------

Agency Collateralized Mortgage Obligations          0.67%
Fannie Mae Series Interest Only Strip
 02-16 Class IG 6.00% 3/25/15                                USD     35,184       $    1,703           35,184     $    1,703
Fannie Mae Series 02-70 QD 5.50% 6/25/26                             35,000           36,340                          25,957
Fannie Mae Series 03-W1 1A1 6.50% 12/25/42                           48,193           51,325           38,554         41,060
Freddie Mac Series 2302 NJ 6.50% 11/15/29                            50,000           50,888           45,000         45,799
Freddie Mac Series 2303 CW 8.50% 11/15/24                             2,793            2,792            3,165          3,164
Freddie Mac Series T-11 A6 6.50% 9/25/18                             34,073           34,552           42,591         43,190
Freddie Mac Series T-50 A3 2.182% 9/27/07                            20,000           20,028           20,000         20,028
GNMA Series 02-61 BA 4.648% 3/16/26                                  30,000           30,674           15,000         15,337
GNMA Series 02-62 B 4.763% 1/16/25                                   30,000           31,168           15,000         15,584
GNMA Series 98-9 B 6.85% 12/20/25                                    18,733           18,769           16,290         16,321
                                                                                  ----------                       ---------
Total Agency Collateralized Mortgage Obligations                                     278,239                         228,143
                                                                                  ----------                       ---------

Agency Mortgage-Backed Securities                  13.58%
Fannie Mae
   4.50% 6/1/18                                                     130,000          131,097           60,000         60,506
   5.00% 5/1/17 TBA                                               1,955,000        2,015,482          235,000        242,270
   5.50% 5/25/14                                                    120,000          124,800           80,000         83,200
   5.50% 7/3/33 TBA                                                 565,000          575,947          295,000        300,716
   6.00% 5/25/14                                                     90,000           94,331                -              -
   6.00% 4/1/17                                                      58,231           61,052           36,395         38,158
   6.00% 6/1/17                                                       9,671           10,140           14,879         15,599
   6.00% 8/25/30 TBA                                                500,000          517,813          255,000        264,084
   6.50% 5/1/16                                                      20,000           21,181           30,000         31,772
   6.50% 5/1/31                                                      15,000           15,675           85,000         88,825
   6.50% 8/1/32                                                     525,051          548,679          135,013        141,088
   7.50% 2/1/30                                                       4,947            5,276                -              -
   7.50% 6/1/31                                                      16,621           17,722           38,075         40,598
   7.50% 10/1/31                                                      5,778            6,159            4,127          4,400
Freddie Mac
  4.50% 6/1/18 TBA                                                  400,000          403,625                -              -
   5.50% 8/1/33 TBA                                               1,480,000        1,508,212          150,000        152,859
   6.00% 7/1/33 TBA                                                 550,000          569,250           45,000         46,575
   6.50% 3/1/30                                                   1,205,000        1,258,471          275,000        287,203
   7.00% 7/1/32                                                      65,421           69,040           23,745         25,059
   7.50% 2/1/30                                                           -                -           12,437         13,265
GNMA
   6.50% 12/15/23                                                    19,869           21,030           19,869         21,030
   6.50% 1/15/28                                                     18,041           19,005                -              -
   6.50% 2/15/32                                                    168,681          177,432                -              -
   6.50% 9/15/32                                                     56,746           59,690          104,762        110,197
   7.50% 6/15/32                                                     15,313           16,351                -              -
   9.50% 9/15/17                                                          -                -           13,370         15,087
   10.00% 7/15/17                                                         -                -           21,713         25,038
                                                                                  ----------                       ---------
Total Agency Mortgage-Backed Securities                                            8,247,460                       2,007,529
                                                                                   ----------                       ---------




[RESTUBBED TABLE]





                                                         Delaware Diversified Income Fund
                                                                Pro Forma Combined
                                                      --------------------------------------
                                                                             Market Value
                                                       Shares/Par**            (U.S. $)
                                                      --------------------------------------
Agency Collateralized Mortgage Obligations
Fannie Mae Series 02-16 Class IG 6.00% 3/25/15           70,368             $    3,406
Fannie Mae Series 02-70 QD 5.50% 6/25/26                 60,000                 62,297
Fannie Mae Series 03-W1 1A1 6.50% 12/25/42               86,747                 92,385
Freddie Mac Series 2302 NJ 6.50% 11/15/29                95,000                 96,687
Freddie Mac Series 2303 CW 8.50% 11/15/24                 5,958                  5,956
Freddie Mac Series T-11 A6 6.50% 9/25/18                 76,664                 77,742
Freddie Mac Series T-50 A3 2.182% 9/27/07                40,000                 40,056
GNMA Series 02-61 BA 4.648% 3/16/26                      45,000                 46,011
GNMA Series 02-62 B 4.763% 1/16/25                       45,000                 46,752
GNMA Series 98-9 B 6.85% 12/20/25                        35,023                 35,090
                                                                            ----------
Total Agency Collateralized Mortgage Obligations                               506,382
                                                                            ----------

Agency Mortgage-Backed Securities
Fannie Mae
   4.50% 6/1/18                                         190,000                191,603
   5.00% 5/1/17 TBA                                   2,190,000              2,257,752
   5.50% 5/25/14                                        200,000                208,000
   5.50% 7/3/33 TBA                                     860,000                876,663
   6.00% 5/25/14                                         90,000                 94,331
   6.00% 4/1/17                                          94,626                 99,210
   6.00% 6/1/17                                          24,550                 25,739
   6.00% 8/25/30 TBA                                    755,000                781,897
   6.50% 5/1/16                                          50,000                 52,953
   6.50% 5/1/31                                         100,000                104,500
   6.50% 8/1/32                                         660,064                689,767
   7.50% 2/1/30                                           4,947                  5,276
   7.50% 6/1/31                                          54,696                 58,320
   7.50% 10/1/31                                          9,905                 10,559
Freddie Mac
  4.50% 6/1/18 TBA                                      400,000                403,625
   5.50% 8/1/33 TBA                                   1,630,000              1,661,071
   6.00% 7/1/33 TBA                                     595,000                615,825
   6.50% 3/1/30                                       1,480,000              1,545,674
   7.00% 7/1/32                                          89,166                 94,099
   7.50% 2/1/30                                          12,437                 13,265
GNMA
   6.50% 12/15/23                                        39,738                 42,060
   6.50% 1/15/28                                         18,041                 19,005
   6.50% 2/15/32                                        168,681                177,432
   6.50% 9/15/32                                        161,508                169,887
   7.50% 6/15/32                                         15,313                 16,351
   9.50% 9/15/17                                         13,370                 15,087
   10.00% 7/15/17                                        21,713                 25,038
                                                                            ----------
Total Agency Mortgage-Backed Securities                                     10,254,989
                                                                            ----------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ---------------------------------
                                                % of Net                            Market Value                       Market Value
                                                 Assets         Shares/Par**           (U.S. $)       Shares/Par**       (U.S. $)
                                               ----------- ------------------------------------- ----------------------------------
Agency Obligations                                  2.50%
Fannie Mae
   3.25% 11/15/07                                                       -                    -           115,000          116,944
   3.50% 1/28/08                                                  210,000              213,816            30,000           30,545
   4.375% 10/15/06                                                255,000              272,088            40,000           42,680
   4.375% 3/15/13                                                  85,000               86,018            35,000           35,419
   7.125% 6/15/10                                                 195,000              236,243                 -                -
   7.25% 1/15/10                                                  250,000              303,530                 -                -
Fannie Mae Global 6.375% 8/15/07                                        -                    -           324,000          212,699 *
Federal Home Loan Bank
   2.50% 3/15/06                                                   10,000               10,102                 -                -
   3.875% 2/12/10                                                  75,000               76,069                 -                -
Freddie Mac
   4.50% 1/15/13                                                        -                    -             5,000            5,117
   5.125% 10/15/08                                                 70,000               76,849                 -                -
   5.75% 4/15/08                                                  150,000              168,883                 -                -
                                                                                   -----------                         ----------
Total Agency Obligations                                                             1,443,598                            443,404
                                                                                   -----------                         ----------
Asset Backed Securities                             0.74%
Citibank Credit Card Master Trust I Series 99-7 A
   6.65% 11/15/06                                                  15,000               16,163                 -                -
MBNA Credit Card Master Note
   Series 01-A1 A1 5.75% 10/15/08                                  20,000               21,879            60,000           65,636
   Series 01-C3 C3 6.55% 12/15/08                                  20,000               21,608            15,000           16,206
NationsCredit Grantor Trust Series 97-1 A 6.75%
   8/15/13                                                         21,028               22,617            44,090           47,423
Peoplefirst.com Auto Receivables Owner Trust                       44,825               45,514                 -                -
Series 00-2 A4 6.43% 9/15/07
Sharp Series 02-HE2N N 9.50% 10/25/32                              12,084               12,054             9,063            9,040
SLMA Student Loan Trust
   Series 97-1 A2 1.7318% 1/25/10                                       -                    -            30,093           30,273
   Series 97-4 A2 1.9118% 10/25/10                                      -                    -            95,825           96,809
   Series 96-3 Certificates 2.112% 10/25/11                       115,000              115,655            35,000           35,199
                                                                                   -----------                         ----------
Total Asset Backed Securities                                                          255,490                            300,586
                                                                                   -----------                         ----------



[RESTUBBED TABLE]








                                                         Delaware Diversified Income Fund
                                                                Pro Forma Combined
                                                      --------------------------------------
                                                                                Market Value
                                                          Shares/Par**            (U.S. $)
                                                      --------------------------------------
Agency Obligations
Fannie Mae
   3.25% 11/15/07                                            115,000                116,944
   3.50% 1/28/08                                             240,000                244,361
   4.375% 10/15/06                                           295,000                314,768
   4.375% 3/15/13                                            120,000                121,437
   7.125% 6/15/10                                            195,000                236,243
   7.25% 1/15/10                                             250,000                303,530
Fannie Mae Global 6.375% 8/15/07                             324,000                212,699
Federal Home Loan Bank
   2.50% 3/15/06                                              10,000                 10,102
   3.875% 2/12/10                                             75,000                 76,069
Freddie Mac
   4.50% 1/15/13                                               5,000                  5,117
   5.125% 10/15/08                                            70,000                 76,849
   5.75% 4/15/08                                             150,000                168,883
                                                                     -----------------------
Total Agency Obligations                                                          1,887,002
                                                                     -----------------------
Asset Backed Securities
Citibank Credit Card Master Trust I Series 99-7 A
6.65% 11/15/06                                                15,000                 16,163
MBNA Credit Card Master Note
   Series 01-A1 A1 5.75% 10/15/08                             80,000                 87,515
   Series 01-C3 C3 6.55% 12/15/08                             35,000                 37,814
NationsCredit Grantor Trust Series 97-1 A 6.75%
   8/15/13                                                    65,118                 70,040
Peoplefirst.com Auto Receivables Owner Trust                  44,825                 45,514
Series 00-2 A4 6.43% 9/15/07
Sharp Series 02-HE2N N 9.50% 10/25/32                         21,147                 21,094
SLMA Student Loan Trust
   Series 97-1 A2 1.7318% 1/25/10                             30,093                 30,273
   Series 97-4 A2 1.9118% 10/25/10                            95,825                 96,809
   Series 96-3 Certificates 2.112% 10/25/11                  150,000                150,854
                                                                                -----------
Total Asset Backed Securities                                                       556,076
                                                                               ------------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Collateralized Mortgage Obligations                     1.11%
Bank of America
   Series 03-D 1A1 3.428% 5/25/33                                    45,000                 45,802         20,000           20,356
   Series 03-D 1A2 3.428% 5/25/33                                    15,000                 14,813          5,000            4,937
Cendant Mortgage 02-4 A6 6.50% 7/25/32                               42,220                 43,517         26,388           27,198
Countrywide Alternative Loan Trust 02-7 CB11
   6.75% 8/25/32                                                     94,621                 96,922         31,042           31,797
Credit Suisse First Boston
   Series 02-10 2A1 7.50% 5/25/32                                    41,543                 43,919         24,233           25,619
   Series 02-34 1A1 7.50% 12/25/32                                   46,644                 49,354         37,316           39,484
   Series 03-8 5A1 6.50% 4/25/33                                    149,651                154,166         54,825           56,480
IMPAC Secured Assets 01-4 A3 6.38% 4/25/24                            9,784                  9,816          4,892            4,908
Washington Mutual
   Series 03-AR4 A7 3.95% 5/25/33                                    49,607                 49,886         29,529           29,695
   Series 03-S1 A1 5.00% 4/25/33                                     53,788                 55,469         34,229           35,298
                                                                                       -----------                      ----------
Total Collateralized Mortgage Obligations                                                  563,664                         275,772
                                                                                       -----------                      ----------

Commercial Mortgage-Backed Securities                   0.35%
Chase Commercial Mortgage Securities Series 96-2
   C 6.90% 11/19/06                                                  20,000                 22,503              -                -
Commercial Mortgage Series 00-C1 A1 7.206% 9/15/08                  105,742                117,812         84,594           94,250
First Union National Bank Commercial Mortgage                        26,263                 28,859              -                -
Series 99-C4 A1 7.184% 9/15/08
                                                                                       -----------                      ----------
Total Commercial Mortgage-Backed Securities                                                169,174                          94,250
                                                                                       -----------                      ----------

Corporate Bonds                                        34.44%
Automobiles & Automotive Parts                          0.66%
Collins & Aikman 10.75% 12/31/11                                     79,000                 81,370         60,000           61,800
CSK Auto 12.00% 6/15/06                                              79,000                 86,999         60,000           66,075
Ford Motor 7.45% 7/16/31                                            195,000                174,029         30,000           26,774
                                                                                       -----------                      ----------
                                                                                           342,398                         154,649
                                                                                       -----------                      ----------
Banking, Finance & Insurance                            3.87%
#AON 144A 7.375% 12/14/12                                             5,000                  5,698         15,000           17,094
#ASIF Global Financing 144A 4.90% 1/17/13                            70,000                 71,579         10,000           10,226
Bank of Hawaii 6.875% 6/1/03                                         50,000                 50,205         20,000           20,082
Bear Stearns 4.00% 1/31/08                                           70,000                 71,999         15,000           15,428
#Bluewater Finance 144A 10.25% 2/15/12                               35,000                 36,050         30,000           30,900
Cendant 7.375% 1/15/13                                               20,000                 22,343         15,000           16,757
Citigroup
   5.625% 8/27/12                                                    30,000                 32,437          5,000            5,406
   5.875% 2/22/33                                                   105,000                108,144         20,000           20,599
Credit Suisse First Boston USA 4.625% 1/15/08                        55,000                 57,722         15,000           15,742
#Erac USA Finance 144A 7.35% 6/15/08                                120,000                136,207         20,000           22,701
#Farmers Exchange Capital 144A 7.20% 7/15/48                         45,000                 33,033         30,000           22,022
#Farmers Insurance Exchange 144A 8.625% 5/1/24                      145,000                127,942         35,000           30,883
Finova Group 7.50% 11/15/09                                         120,000                 48,600        135,000           54,675
Ford Motor Credit
   5.80% 1/12/09                                                     75,000                 71,476         15,000           14,295
   6.875% 2/1/06                                                     10,000                 10,351              -                -
   7.25% 10/25/11                                                    50,000                 50,204          5,000            5,020
Franklin Resources 3.70% 4/15/08                                     30,000                 30,103         10,000           10,034
General Electric Capital
   4.25% 1/28/05                                                     25,000                 26,126         50,000           52,252
   5.45% 1/15/13                                                     50,000                 53,205         15,000           15,961
GMAC
   6.75% 1/15/06                                                      5,000                  5,276              -                -
   6.875% 9/15/11                                                    15,000                 15,312         20,000           20,416
   7.00% 2/1/12                                                       5,000                  5,131          5,000            5,131
   8.00% 11/1/31                                                    105,000                109,676         15,000           15,668
Goldman Sachs
   5.25% 4/1/13                                                      65,000                 67,013          5,000            5,155
   6.125% 2/15/33                                                    20,000                 20,755         10,000           10,377
#ING Bank 144A 5.125% 5/1/15                                        190,000                194,261         30,000           30,673
International Lease Finance 5.875% 5/1/13                            95,000                 96,575         15,000           15,249
Merrill Lynch 3.70% 4/21/08                                          50,000                 50,467              -                -
Morgan Stanley 5.30% 3/1/13                                         110,000                114,387         30,000           31,197
National Rural Utilities 3.875% 2/15/08                              40,000                 40,750         15,000           15,281
PHH 7.125% 3/1/13                                                    45,000                 48,788          5,000            5,421
Popular North America 4.25% 4/1/08                                   55,000                 56,368         10,000           10,249
Prudential Financial 3.75% 5/1/08                                    80,000                 80,270         10,000           10,034
#PSE&G Capital 144A 6.25% 5/15/03                                    35,000                 35,034              -                -
Regions Financial 6.375% 5/15/12                                     10,000                 11,349         20,000           22,698
Stilwell Financial 7.00% 11/1/06                                      5,000                  5,468         10,000           10,936
#TIAA Global Markets 144A 2.75% 1/13/06                              15,000                 15,182         25,000           25,303
TIG Holdings 8.125% 4/15/05                                          45,000                 40,275         35,000           31,325
Wells Fargo 3.50% 4/4/08                                             25,000                 25,271          5,000            5,054
#Wilmington Trust 144A 4.875% 4/15/13                                40,000                 40,153         10,000           10,038
#Zurich Capital Trust I 144A 8.376% 6/1/37                           80,000                 78,474         65,000           63,760
                                                                                       -----------                      ----------
                                                                                         2,199,659                         724,042
                                                                                       -----------                      ----------
Building & Materials                                    0.61%
#Lone Star Industries 144A 8.85% 6/15/05                             65,000                 63,146         50,000           48,574
Schuler Homes 10.50% 7/15/11                                         60,000                 67,200         45,000           50,400
Standard Pacific 9.25% 4/15/12                                       70,000                 74,725         55,000           58,713
Valspar 6.00% 5/1/07                                                 60,000                 64,395         20,000           21,465
York International                                                        -                      -         10,000           10,720
                                                                                       -----------                      ----------
                                                                                           269,466                         189,872
                                                                                       -----------                      ----------

[RESTUBBED TABLE]



                                                         Delaware Diversified Income Fund
                                                                Pro Forma Combined
                                                      --------------------------------------
                                                                             Market Value
                                                       Shares/Par**            (U.S. $)
                                                      --------------------------------------
Collateralized Mortgage Obligations
Bank of America
   Series 03-D 1A1 3.428% 5/25/33                            65,000                 66,158
   Series 03-D 1A2 3.428% 5/25/33                            20,000                 19,750
Cendant Mortgage 02-4 A6 6.50% 7/25/32                       68,608                 70,715
Countrywide Alternative Loan Trust 02-7 CB11
   6.75% 8/25/32                                            125,663                128,719
Credit Suisse First Boston
   Series 02-10 2A1 7.50% 5/25/32                            65,776                 69,538
   Series 02-34 1A1 7.50% 12/25/32                           83,960                 88,838
   Series 03-8 5A1 6.50% 4/25/33                            204,476                210,646
IMPAC Secured Assets 01-4 A3 6.38% 4/25/24                   14,676                 14,724
Washington Mutual
   Series 03-AR4 A7 3.95% 5/25/33                            79,136                 79,581
   Series 03-S1 A1 5.00% 4/25/33                             88,017                 90,767
                                                                                ----------
Total Collateralized Mortgage Obligations                                          839,436
                                                                                ----------

Commercial Mortgage-Backed Securities
Chase Commercial Mortgage Securities Series 96-2
   C 6.90% 11/19/06                                          20,000                 22,503
Commercial Mortgage Series 00-C1 A1 7.206% 9/15/08          190,336                212,062
First Union National Bank Commercial Mortgage                26,263                 28,859
Series 99-C4 A1 7.184% 9/15/08
                                                                                ----------
Total Commercial Mortgage-Backed Securities                                        263,424
                                                                                ----------

Corporate Bonds
Automobiles & Automotive Parts
Collins & Aikman 10.75% 12/31/11                            139,000                143,170
CSK Auto 12.00% 6/15/06                                     139,000                153,074
Ford Motor 7.45% 7/16/31                                    225,000                200,803
                                                                                ----------
                                                                                   497,047
                                                                                ----------
Banking, Finance & Insurance
#AON 144A 7.375% 12/14/12                                    20,000                 22,792
#ASIF Global Financing 144A 4.90% 1/17/13                    80,000                 81,805
Bank of Hawaii 6.875% 6/1/03                                 70,000                 70,287
Bear Stearns 4.00% 1/31/08                                   85,000                 87,427
#Bluewater Finance 144A 10.25% 2/15/12                       65,000                 66,950
Cendant 7.375% 1/15/13                                       35,000                 39,100
Citigroup
   5.625% 8/27/12                                            35,000                 37,843
   5.875% 2/22/33                                           125,000                128,743
Credit Suisse First Boston USA 4.625% 1/15/08                70,000                 73,464
#Erac USA Finance 144A 7.35% 6/15/08                        140,000                158,908
#Farmers Exchange Capital 144A 7.20% 7/15/48                 75,000                 55,055
#Farmers Insurance Exchange 144A 8.625% 5/1/24              180,000                158,825
Finova Group 7.50% 11/15/09                                 255,000                103,275
Ford Motor Credit
   5.80% 1/12/09                                             90,000                 85,771
   6.875% 2/1/06                                             10,000                 10,351
   7.25% 10/25/11                                            55,000                 55,224
Franklin Resources 3.70% 4/15/08                             40,000                 40,137
General Electric Capital
   4.25% 1/28/05                                             75,000                 78,378
   5.45% 1/15/13                                             65,000                 69,166
GMAC
   6.75% 1/15/06                                              5,000                  5,276
   6.875% 9/15/11                                            35,000                 35,728
   7.00% 2/1/12                                              10,000                 10,262
   8.00% 11/1/31                                            120,000                125,344
Goldman Sachs
   5.25% 4/1/13                                              70,000                 72,168
   6.125% 2/15/33                                            30,000                 31,132
#ING Bank 144A 5.125% 5/1/15                                220,000                224,934
International Lease Finance 5.875% 5/1/13                   110,000                111,824
Merrill Lynch 3.70% 4/21/08                                  50,000                 50,467
Morgan Stanley 5.30% 3/1/13                                 140,000                145,584
National Rural Utilities 3.875% 2/15/08                      55,000                 56,031
PHH 7.125% 3/1/13                                            50,000                 54,209
Popular North America 4.25% 4/1/08                           65,000                 66,617
Prudential Financial 3.75% 5/1/08                            90,000                 90,304
#PSE&G Capital 144A 6.25% 5/15/03                            35,000                 35,034
Regions Financial 6.375% 5/15/12                             30,000                 34,047
Stilwell Financial 7.00% 11/1/06                             15,000                 16,404
#TIAA Global Markets 144A 2.75% 1/13/06                      40,000                 40,485
TIG Holdings 8.125% 4/15/05                                  80,000                 71,600
Wells Fargo 3.50% 4/4/08                                     30,000                 30,325
#Wilmington Trust 144A 4.875% 4/15/13                        50,000                 50,191
#Zurich Capital Trust I 144A 8.376% 6/1/37                  145,000                142,234
                                                                                ----------
                                                                                 2,923,701
                                                                                ----------
Building & Materials
#Lone Star Industries 144A 8.85% 6/15/05                    115,000                111,720
Schuler Homes 10.50% 7/15/11                                105,000                117,600
Standard Pacific 9.25% 4/15/12                              125,000                133,438
Valspar 6.00% 5/1/07                                         80,000                 85,860
York International                                           10,000                 10,720
                                                                                ----------
                                                                                   459,338
                                                                                ----------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)      Shares/Par**       (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Cable, Media & Publishing                               4.96%
America Media Operation 10.25% 5/1/09                                      80,000        87,200         60,000           65,400
AOL Time Warner 7.70% 5/1/32                                               25,000        27,942          5,000            5,588
Charter Communications 10.75% 10/1/09                                     515,000       345,049        410,000          274,700
Comcast Cable Communications 7.05% 3/15/33                                 95,000       103,464         15,000           16,336
CSC Holdings 10.50% 5/15/16                                                55,000        62,288         40,000           45,300
#Dex Media East 144A 12.125% 11/15/12                                      70,000        83,650         55,000           65,725
#DirecTV Holdings/Finance 144A 8.375% 3/15/13                             120,000       135,000         95,000          106,875
Echostar DBS 10.375% 10/1/07                                              105,000       118,125         75,000           84,375
#Hollinger 144A 11.875% 3/1/11                                             45,000        48,150         40,000           42,800
Insight Midwest 9.75% 10/1/09                                             120,000       129,300        100,000          107,750
Liberty Media 8.25% 2/1/30                                                100,000       114,361         20,000           22,872
Lodgenet Entertainment 10.25% 12/15/06                                     90,000        91,350         90,000           91,350
Mail-Well I 9.625% 3/15/12                                                 95,000        96,900         75,000           76,500
Mediacom LLC 9.50% 1/15/13                                                120,000       129,600        100,000          108,000
Nextmedia Operating 10.75% 7/1/11                                          55,000        61,188         45,000           50,063
#PEI Holdings 144A 11.00% 3/15/10                                          65,000        69,225         40,000           42,600
#RH Donnelley Finance 144A 10.875% 12/15/12                                55,000        63,938         25,000           29,063
Thomson 5.75% 2/1/08                                                       45,000        49,718         20,000           22,097
Time Warner 8.18% 8/15/07                                                  10,000        11,401         15,000           17,101
USA Interactive
   6.75% 11/15/05                                                         120,000       127,055         10,000           10,588
   7.00% 1/15/13                                                           20,000        22,014         25,000           27,518
Vertis 10.875% 6/15/09                                                     35,000        36,925         25,000           26,375
#Vertis 144A 10.875% 6/15/09                                               65,000        68,575         55,000           58,025
#Vivendi Universal 144A 9.25% 4/15/10                                      65,000        73,288         45,000           56,375
##XM Satellite Radio 14.00% 12/31/09                                      110,213        78,251         80,770           57,347
                                                                                    -----------                      ----------
                                                                                      2,233,957                       1,510,723
                                                                                    -----------                      ----------
Chemicals                                               1.22%
Huntsman ICI Chemicals 10.125% 7/1/09                                      40,000        41,400         30,000           31,050
#Huntsman International 144A 9.875% 3/1/09                                 60,000        65,400         50,000           54,500
IMC Global
   6.55% 1/15/05                                                           45,000        45,675         15,000           15,225
   7.625% 11/1/05                                                          85,000        87,125         60,000           61,500
Lyondell Chemical 9.50% 12/15/08                                           50,000        51,250         40,000           41,000
Macdermid 9.125% 7/15/11                                                   61,000        68,015         50,000           55,750
#Polyone 144A 10.625% 5/15/10                                              40,000        40,000         40,000           40,000
Solutia
   6.72% 10/15/37                                                          80,000        57,600         80,000           57,600
   11.25% 7/15/09                                                          70,000        53,550         75,000           57,375
                                                                                    -----------                      ----------
                                                                                        510,015                         414,000
                                                                                    -----------                      ----------
Computers & Technology                                  0.24%
Asat Finance LLC 12.50% 11/1/06                                            32,500        26,163         22,750           18,314
Chippac International 12.75% 8/1/09                                        70,000        78,750         50,000           56,250
                                                                                    -----------                      ----------
                                                                                        104,913                          74,564
                                                                                    -----------                      ----------

Consumer Products                                       0.65%
American Greetings 11.75% 7/15/08                                         100,000       115,000        105,000          120,750
#Fortune Brands 144A 7.125% 11/1/04                                        30,000        32,403         15,000           16,201
Salton 12.25% 4/15/08                                                      97,000       101,365         90,000           94,050
                                                                                    -----------                      ----------
                                                                                        248,768                         231,001
                                                                                    -----------                      ----------
Electronics & Electrical Equipment                      0.59%
Amkor Technologies 9.25% 5/1/06                                            90,000        94,500        100,000          105,000
Homer City Funding 8.137% 10/1/19                                          40,000        40,700         35,000           35,613
#Sanmina SCI 144A 10.375% 1/15/10                                          90,000       103,050         60,000           68,700
                                                                                    -----------                      ----------
                                                                                        238,250                         209,313
                                                                                    -----------                      ----------

[RESTUBBED TABLE]





                                                               Delaware Diversified Income Fund
                                                                    Pro Forma Combined
                                                            --------------------------------------
                                                                                    Market Value
                                                              Shares/Par**            (U.S. $)
                                                            --------------------------------------
Cable, Media & Publishing
America Media Operation 10.25% 5/1/09                            140,000                152,600
AOL Time Warner 7.70% 5/1/32                                      30,000                 33,530
Charter Communications 10.75% 10/1/09                            925,000                619,749
Comcast Cable Communications 7.05% 3/15/33                       110,000                119,800
CSC Holdings 10.50% 5/15/16                                       95,000                107,588
#Dex Media East 144A 12.125% 11/15/12                            125,000                149,375
#DirecTV Holdings/Finance 144A 8.375% 3/15/13                    215,000                241,875
Echostar DBS 10.375% 10/1/07                                     180,000                202,500
#Hollinger 144A 11.875% 3/1/11                                    85,000                 90,950
Insight Midwest 9.75% 10/1/09                                    220,000                237,050
Liberty Media 8.25% 2/1/30                                       120,000                137,233
Lodgenet Entertainment 10.25% 12/15/06                           180,000                182,700
Mail-Well I 9.625% 3/15/12                                       170,000                173,400
Mediacom LLC 9.50% 1/15/13                                       220,000                237,600
Nextmedia Operating 10.75% 7/1/11                                100,000                111,251
#PEI Holdings 144A 11.00% 3/15/10                                105,000                111,825
#RH Donnelley Finance 144A 10.875% 12/15/12                       80,000                 93,001
Thomson 5.75% 2/1/08                                              65,000                 71,815
Time Warner 8.18% 8/15/07                                         25,000                 28,502
USA Interactive
   6.75% 11/15/05                                                130,000                137,643
   7.00% 1/15/13                                                  45,000                 49,532
Vertis 10.875% 6/15/09                                            60,000                 63,300
#Vertis 144A 10.875% 6/15/09                                     120,000                126,600
#Vivendi Universal 144A 9.25% 4/15/10                            110,000                129,663
##XM Satellite Radio 14.00% 12/31/09                             190,983                135,598
                                                                                    -----------
                                                                                      3,744,680
                                                                                    -----------
Chemicals
Huntsman ICI Chemicals 10.125% 7/1/09                             70,000                 72,450
#Huntsman International 144A 9.875% 3/1/09                       110,000                119,900
IMC Global
   6.55% 1/15/05                                                  60,000                 60,900
   7.625% 11/1/05                                                145,000                148,625
Lyondell Chemical 9.50% 12/15/08                                  90,000                 92,250
Macdermid 9.125% 7/15/11                                         111,000                123,765
#Polyone 144A 10.625% 5/15/10                                     80,000                 80,000
Solutia
   6.72% 10/15/37                                                160,000                115,200
   11.25% 7/15/09                                                145,000                110,925
                                                                                    -----------
                                                                                        924,015
                                                                                    -----------
Computers & Technology
Asat Finance LLC 12.50% 11/1/06                                   55,250                 44,477
Chippac International 12.75% 8/1/09                              120,000                135,000
                                                                                    -----------
                                                                                        179,477
                                                                                    -----------

Consumer Products
American Greetings 11.75% 7/15/08                                205,000                235,750
#Fortune Brands 144A 7.125% 11/1/04                               45,000                 48,604
Salton 12.25% 4/15/08                                            187,000                195,415
                                                                                    -----------
                                                                                        479,769
                                                                                    -----------
Electronics & Electrical Equipment
Amkor Technologies 9.25% 5/1/06                                  190,000                199,500
Homer City Funding 8.137% 10/1/19                                 75,000                 76,313
#Sanmina SCI 144A 10.375% 1/15/10                                150,000                171,750
                                                                                    -----------
                                                                                        447,563
                                                                                    -----------


                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Energy                                                  5.13%
#Allegheny Energy 144A
   Series A 10.25% 11/15/07                                                55,000          57,475         20,000           20,900
   Series B 10.25% 11/15/07                                                25,677          24,778         19,000           18,335
Apache Financial Property 7.00% 3/15/09                                    75,000          86,859         20,000           23,162
#Citgo Petroleum 144A 11.375% 2/1/11                                      115,000         128,800         95,000          106,400
Consumers Energy
  6.00% 3/15/05                                                             5,000           5,350         15,000           16,050
  6.20% 5/1/08                                                                  -               -         40,000           40,051
Duke Capital 7.50% 10/1/09                                                 60,000          66,850         10,000           11,142
Dynegy Holdings 6.875% 4/1/11                                              50,000          42,500         30,000           25,500
#El Paso 144A 8.50% 6/1/10                                                 45,000          48,713         35,000           37,888
El Paso Energy
   7.00% 5/15/11                                                           80,000          70,000         75,000           65,625
   7.375% 12/15/12                                                         65,000          55,250         55,000           46,750
El Paso Natural Gas 6.75% 11/15/03                                         45,000          45,338         40,000           40,300
#El Paso Natural Gas 144A 8.375% 6/15/32                                   45,000          45,675         25,000           25,375
#Enterprise Products 144A 6.875% 3/1/33                                    30,000          32,069         15,000           16,035
#Frontier Escrow FTO 144A 8.00% 4/15/13                                    90,000          93,600         70,000           72,800
#Globalsantafe 144A 5.00% 2/15/13                                          75,000          75,415         20,000           20,111
Hanover Equipment Trust 8.50% 9/1/08                                       65,000          66,625         50,000           51,250
Kinder Morgan Energy Partners 8.00% 3/15/05                                25,000          27,635         30,000           33,162
Marathon Oil
   9.125% 1/15/13                                                          95,000         122,300              -                -
   9.375% 2/15/12                                                               -               -          5,000            6,480
Nabors Industries 5.375% 8/15/12                                          135,000         141,933          5,000            5,257
NGC 6.75% 12/15/05                                                         50,000          47,750         30,000           28,650
Northern Border Pipeline 6.25% 5/1/07                                      30,000          32,414         15,000           16,207
+Petroleum GEO-Services 6.25% 11/19/03                                     65,000          30,550              -                -
#Premcor Refining Group 144A 9.50% 2/1/13                                 110,000         123,200        115,000          128,800
Sempra Energy 6.80% 7/1/04                                                  5,000           5,260         10,000           10,520
#Southern Natural Gas 144A 8.875% 3/15/10                                  45,000          49,950         30,000           33,300
Tennessee Gas Pipeline 8.375% 6/15/32                                     120,000         124,200         95,000           98,325
#Tesoro Petroleum 144A 8.00% 4/15/08                                      105,000         109,200        100,000          104,000


Transcontinental Gas Pipeline
   6.125% 1/15/05                                                          32,000          32,640         25,000           25,500
   6.25% 1/15/08                                                           60,000          60,600        120,000          121,200
Transocean 6.75% 4/15/05                                                   80,000          86,643         20,000           21,661
Tyumen Oil 11.00% 11/6/07                                                 120,000         139,499        105,000          122,063
Valero Energy 6.125% 4/15/07                                               20,000          21,369         15,000           16,027
#Valero Logistics 144A 6.05% 3/15/13                                       60,000          63,006              -                -
Williams Companies 6.625% 11/15/04                                         35,000          34,475         35,000           34,475
#Williams Gas Pipeline 144A 7.375% 11/15/06                               100,000         101,750         70,000           71,225
Williams Series A 7.50% 1/15/31                                            35,000          30,800         35,000           30,800
                                                                                       ----------                      ----------
                                                                                        2,330,471                       1,545,326
                                                                                       ----------                      ----------

[RESTUBBED TABLE]





                                                             Delaware Diversified Income Fund
                                                                   Pro Forma Combined
                                                          --------------------------------------
                                                                                   Market Value
                                                            Shares/Par**             (U.S. $)
                                                          --------------------------------------
Energy
#Allegheny Energy 144A
   Series A 10.25% 11/15/07                                    75,000                 78,375
   Series B 10.25% 11/15/07                                    44,677                 43,113
Apache Financial Property 7.00% 3/15/09                        95,000                110,021
#Citgo Petroleum 144A 11.375% 2/1/11                          210,000                235,200
Consumers Energy
  6.00% 3/15/05                                                20,000                 21,400
  6.20% 5/1/08                                                 40,000                 40,051
Duke Capital 7.50% 10/1/09                                     70,000                 77,992
Dynegy Holdings 6.875% 4/1/11                                  80,000                 68,000
#El Paso 144A 8.50% 6/1/10                                     80,000                 86,601
El Paso Energy
   7.00% 5/15/11                                              155,000                135,625
   7.375% 12/15/12                                            120,000                102,000
El Paso Natural Gas 6.75% 11/15/03                             85,000                 85,638
#El Paso Natural Gas 144A 8.375% 6/15/32                       70,000                 71,050
#Enterprise Products 144A 6.875% 3/1/33                        45,000                 48,104
#Frontier Escrow FTO 144A 8.00% 4/15/13                       160,000                166,400
#Globalsantafe 144A 5.00% 2/15/13                              95,000                 95,526
Hanover Equipment Trust 8.50% 9/1/08                          115,000                117,875
Kinder Morgan Energy Partners 8.00% 3/15/05                    55,000                 60,797
Marathon Oil
   9.125% 1/15/13                                              95,000                122,300
   9.375% 2/15/12                                               5,000                  6,480
Nabors Industries 5.375% 8/15/12                              140,000                147,190
NGC 6.75% 12/15/05                                             80,000                 76,400
Northern Border Pipeline 6.25% 5/1/07                          45,000                 48,621
+Petroleum GEO-Services 6.25% 11/19/03                         65,000                 30,550
#Premcor Refining Group 144A 9.50% 2/1/13                     225,000                252,000
Sempra Energy 6.80% 7/1/04                                     15,000                 15,780
#Southern Natural Gas 144A 8.875% 3/15/10                      75,000                 83,250
Tennessee Gas Pipeline 8.375% 6/15/32                         215,000                222,525
#Tesoro Petroleum 144A 8.00% 4/15/08                          205,000                213,200


Transcontinental Gas Pipeline
   6.125% 1/15/05                                              57,000                 58,140
   6.25% 1/15/08                                              180,000                181,800
Transocean 6.75% 4/15/05                                      100,000                108,304
Tyumen Oil 11.00% 11/6/07                                     225,000                261,562
Valero Energy 6.125% 4/15/07                                   35,000                 37,396
#Valero Logistics 144A 6.05% 3/15/13                           60,000                 63,006
Williams Companies 6.625% 11/15/04                             70,000                 68,950
#Williams Gas Pipeline 144A 7.375% 11/15/06                   170,000                172,975
Williams Series A 7.50% 1/15/31                                70,000                 61,600
                                                                                  ----------
                                                                                   3,875,797
                                                                                  ----------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Environmental Services                                  0.36%
#Casella Waste Systems 144A 9.75% 2/1/13                                   25,000          27,125         15,000        16,275
IESI 10.25% 6/15/12                                                       120,000         124,800        100,000       104,000
                                                                                      -----------                  -----------
                                                                                          151,925                      120,275
                                                                                      -----------                  -----------
Food, Beverage & Tobacco                                1.78%
Advantica Restaurant 12.75% 9/30/07                                       100,000         104,500         55,000        57,475
B&G Foods 9.625% 8/1/07                                                    70,000          72,538        100,000       103,625
Di Giorgio 10.00% 6/15/07                                                  90,000          89,550         80,000        79,600
Diageo Capital PLC 3.375% 3/20/08                                          20,000          20,057         10,000        10,028
#Dole Foods 144A 8.875% 3/15/11                                            70,000          76,475         55,000        60,087
Kraft Foods 6.25% 6/1/12                                                  100,000         109,137         10,000        10,914
National Wine & Spirits 10.125% 1/15/09                                    90,000          82,350         80,000        73,200
UST
   6.625% 7/15/12                                                           5,000           5,662         15,000        16,985
   8.80% 3/15/05                                                          105,000         115,801         15,000        16,543
Wendy's International
   6.20% 6/15/14                                                          125,000         140,673          5,000         5,627
   6.25% 11/15/11                                                          55,000          60,385         30,000        32,937
                                                                                      -----------                  -----------
                                                                                          877,128                      467,021
                                                                                      -----------                  -----------
Healthcare & Pharmaceuticals                            0.35%
#Ameripath 144A 10.50% 4/1/13                                             110,000         117,150         85,000        90,525
#HMP Equity Holdings 144A 15.433% 5/15/08                                  65,000          30,833         55,000        26,089
                                                                                      -----------                  -----------
                                                                                          147,983                      116,614
                                                                                      -----------                  -----------
Industrial Machinery                                    0.11%
#Brickman Group 144A 11.75% 12/15/09                                       32,000          36,000         25,000        28,125
Johnson Controls 5.00% 11/15/06                                            15,000          15,957          5,000         5,319
                                                                                      -----------                  -----------
                                                                                           51,957                       33,444
                                                                                      -----------                  -----------
Leisure, Lodging & Entertainment                        2.15%
Alliance Gaming 10.00% 8/1/07                                              78,000          81,900         65,000        68,250
AMC Entertainment
   9.50% 3/15/09                                                           35,000          36,400              -             -
   9.875% 2/1/12                                                           15,000          15,825         15,000        15,825
Circus & Eldorador 10.125% 3/1/12                                         105,000         101,588         85,000        82,237
Extended Stay America 9.875% 6/15/11                                       55,000          57,475         35,000        36,575
Herbst Gaming 10.75% 9/1/08                                               100,000         110,250         75,000        82,688
John Q Hammons Hotels 8.875% 5/15/12                                       45,000          46,800         20,000        20,800
Meristar Hospital 10.50% 6/15/09                                           90,000          88,200         85,000        83,300
Penn National 11.125% 3/1/08                                               70,000          77,525         55,000        60,913
Premier Parks 9.75% 6/15/07                                                70,000          72,975         60,000        62,550
Regal Cinemas 9.375% 2/1/12                                               100,000         110,500         85,000        93,925
#Town Sports International 144A 9.625% 4/15/11                             65,000          68,575         40,000        42,200
#Turning Stone Casino 144A 9.125% 12/15/10                                 60,000          63,450         40,000        42,300
                                                                                      -----------                  -----------
                                                                                          931,463                      691,563
                                                                                      -----------                  -----------
Metals & Mining                                         0.46%
Great Central Minnesota 8.875% 4/1/08                                     180,000         108,900        140,000        84,700
Jorgensen (Earle M.)
 9.75% 6/1/12                                                              58,000          61,190         30,000        31,650
Oregon Steel Mills 10.00% 7/15/09                                          35,000          33,425         30,000        28,650
                                                                                      -----------                  -----------
                                                                                          203,515                      145,000
                                                                                      -----------                  -----------

[RESTUBBED TABLE]





                                                             Delaware Diversified Income Fund
                                                                   Pro Forma Combined
                                                          --------------------------------------
                                                                                 Market Value
                                                            Shares/Par**           (U.S. $)
                                                          --------------------------------------


Environmental Services
#Casella Waste Systems 144A 9.75% 2/1/13                       40,000                 43,400
IESI 10.25% 6/15/12                                           220,000                228,800
                                                                                 -----------
                                                                                     272,200
                                                                                 -----------
Food, Beverage & Tobacco
Advantica Restaurant 12.75% 9/30/07                           155,000                161,975
B&G Foods 9.625% 8/1/07                                       170,000                176,163
Di Giorgio 10.00% 6/15/07                                     170,000                169,150
Diageo Capital PLC 3.375% 3/20/08                              30,000                 30,085
#Dole Foods 144A 8.875% 3/15/11                               125,000                136,562
Kraft Foods 6.25% 6/1/12                                      110,000                120,051
National Wine & Spirits 10.125% 1/15/09                       170,000                155,550
UST
   6.625% 7/15/12                                              20,000                 22,647
   8.80% 3/15/05                                              120,000                132,344
Wendy's International
   6.20% 6/15/14                                              130,000                146,300
   6.25% 11/15/11                                              85,000                 93,322
                                                                                 -----------
                                                                                   1,344,149
                                                                                 -----------
Healthcare & Pharmaceuticals
#Ameripath 144A 10.50% 4/1/13                                 195,000                207,675
#HMP Equity Holdings 144A 15.433% 5/15/08                     120,000                 56,922
                                                                                 -----------
                                                                                     264,597
                                                                                 -----------
Industrial Machinery
#Brickman Group 144A 11.75% 12/15/09                           57,000                 64,125
Johnson Controls 5.00% 11/15/06                                20,000                 21,276
                                                                                 -----------
                                                                                      85,401
                                                                                 -----------
Leisure, Lodging & Entertainment
Alliance Gaming 10.00% 8/1/07                                 143,000                150,150
AMC Entertainment
   9.50% 3/15/09                                               35,000                 36,400
   9.875% 2/1/12                                               30,000                 31,650
Circus & Eldorador 10.125% 3/1/12                             190,000                183,825
Extended Stay America 9.875% 6/15/11                           90,000                 94,050
Herbst Gaming 10.75% 9/1/08                                   175,000                192,938
John Q Hammons Hotels 8.875% 5/15/12                           65,000                 67,600
Meristar Hospital 10.50% 6/15/09                              175,000                171,500
Penn National 11.125% 3/1/08                                  125,000                138,438
Premier Parks 9.75% 6/15/07                                   130,000                135,525
Regal Cinemas 9.375% 2/1/12                                   185,000                204,425
#Town Sports International 144A 9.625% 4/15/11                105,000                110,775
#Turning Stone Casino 144A 9.125% 12/15/10                    100,000                105,750
                                                                                 -----------
                                                                                   1,623,026
                                                                                 -----------
Metals & Mining
Great Central Minnesota 8.875% 4/1/08                         320,000                193,600
Jorgensen (Earle M.)
 9.75% 6/1/12                                                  88,000                 92,840
Oregon Steel Mills 10.00% 7/15/09                              65,000                 62,075
                                                                                 -----------
                                                                                     348,515
                                                                                 -----------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Miscellaneous                                           0.57%
Alderwoods Group 12.25% 1/2/09                                      40,000                 41,400         25,000          25,875
#Gemstone Investors 144A 7.71% 10/31/04                             55,000                 53,213         50,000          48,375
Samsonite 10.75% 6/15/08                                            85,000                 80,750         55,000          52,250
Tech Olympic USA 10.375% 7/1/12                                     70,000                 72,450         55,000          56,925
                                                                                       ----------                      ---------
                                                                                          247,813                        183,425
                                                                                       ----------                      ---------
Packaging & Containers                                  0.85%
AEP Industries 9.875% 11/15/07                                     105,000                 99,224         90,000          85,050
Consolidated Container 10.125% 7/15/09                              85,000                 51,000         80,000          48,000
#Owens-Brockway Glass 144A 8.25% 5/15/13                            75,000                 77,813         60,000          62,250
Portola Packaging 10.75% 10/1/05                                    75,000                 76,688         45,000          46,013
Silgan Holdings 9.00% 6/1/09                                        50,000                 52,250         45,000          47,025
                                                                                       ----------                      ---------
                                                                                          356,975                        288,338
                                                                                       ----------                      ---------
Paper & Forest Products                                 0.79%
Georgia-Pacific 9.875% 11/1/21                                     265,000                251,750        220,000         209,000
Tembec Industries 8.50% 2/1/11                                      75,000                 78,375         55,000          57,475
                                                                                       ----------                      ---------
                                                                                          330,125                        266,475
                                                                                       ----------                      ---------
Real Estate                                             0.22%
Tanger Properties 9.125% 2/15/08                                    90,000                 93,600         70,000          72,800
                                                                                       ----------                      ---------
                                                                                           93,600                         72,800
                                                                                       ----------                      ---------
Retail                                                  1.12%
J Crew Operating 10.375% 10/15/07                                   75,000                 67,875         65,000          58,825
Lowe's 7.50% 12/15/05                                               40,000                 45,400         25,000          28,375
Office Depot 10.00% 7/15/08                                         80,000                 93,200         80,000          93,200
Petco Animal Supplies 10.75% 11/1/11                                63,000                 71,190         75,000          84,750
#Remington Arms 144A 10.50% 2/1/11                                  79,000                 85,715         95,000         103,075
Saks 7.25% 12/1/04                                                  51,000                 53,550         60,000          63,000
                                                                                       ----------                      ---------
                                                                                          416,930                        431,225
                                                                                       ----------                      ---------

Telecommunications                                      2.51%
Alamosa Delaware 12.50% 2/1/11                                     105,000                 69,825         75,000          49,875
#American Tower Escrow Amount 144A 8.274% 8/1/08                    50,000                 35,250              -               -
AT&T 6.50% 11/15/06                                                 10,000                 10,733         20,000          21,467
Citizens Communications 6.375% 8/15/04                              10,000                 10,475         20,000          20,949
Crown Castle International
   ##10.625% 11/15/07                                               55,000                 57,063         45,000          46,687
   10.75% 8/1/11                                                    90,000                 93,150         80,000          82,800
Level 3 Communications 9.125% 5/1/08                                55,000                 44,825         25,000          20,375
Nextel Communications
   9.375% 11/15/09                                                  75,000                 81,375         60,000          65,100
   ##9.95% 2/15/08                                                  40,000                 42,200         35,000          36,925
Nextel Partners
   12.50% 11/15/09                                                  50,000                 54,750         30,000          32,850
   ##14.00% 2/1/09                                                  85,000                 86,700         65,000          66,300
Nortel Networks Capital 7.40% 6/15/06                               50,000                 49,000         55,000          53,900
#Qwest Services 144A 13.50% 1/1/08                                 150,000                167,249        115,000         128,225
Sprint Capital
   6.375% 5/1/09                                                     5,000                  5,125          5,000           5,125
   7.625% 1/30/11                                                    5,000                  5,400              -               -
Star Choice Communications 13.00% 12/15/05                          55,000                 58,575         40,000          42,600
Time Warner Telecommunications 9.75% 7/15/08                       105,000                 88,725         75,000          63,375
US West Communications 7.20% 11/1/04                                28,000                 28,420         30,000          30,450
Verizon Virginia 4.625% 3/15/13                                     90,000                 89,622         25,000          24,895
Verizon Wireless Capital 5.375% 12/15/06                            10,000                 10,787         15,000          16,180
                                                                                       ----------                      ---------
                                                                                        1,089,249                        808,078
                                                                                       ----------                      ---------
Textiles, Apparel & Furniture                           0.50%
J Crew 13.125% 10/15/08                                            100,000                 71,500         80,000          57,200
#Levi Strauss 144A 12.25% 12/15/12                                  85,000                 70,975         55,000          45,925
#Phillips Van-Heusen 144A 8.125% 5/1/13                             75,000                 75,000         60,000          60,000
                                                                                       ----------                      ---------
                                                                                          217,475                        163,125
                                                                                       ----------                      ---------
Transportation & Shipping                               1.10%
American Airlines 6.817% 5/23/11                                    20,000                 14,359         10,000           7,180
Continental Airlines 7.033% 6/15/11                                 18,555                  9,726              -               -
CP Ships Limited 10.375% 7/15/12                                    85,000                 92,437         90,000          97,875
Delta Air Lines 7.299% 9/18/06                                      20,000                 12,926         10,000           6,463
HORNBECK-LEEVAC Marine Services 10.625% 8/1/08                      55,000                 59,675         50,000          54,250
Kansas City Southern Railway 9.50% 10/1/08                          76,000                 84,360         70,000          77,700
#Overseas Shipholding 144A 8.25% 3/15/13                            75,000                 77,719        105,000         108,806
Stena AB 9.625% 12/1/12                                             65,000                 71,825         50,000          55,250
                                                                                       ----------                      ---------
                                                                                          423,027                        407,524
                                                                                       ----------                      ---------

[RESTUBBED TABLE]







                                                             Delaware Diversified Income Fund
                                                                   Pro Forma Combined
                                                           --------------------------------------
                                                                                  Market Value
                                                            Shares/Par**            (U.S. $)
                                                          --------------------------------------
Miscellaneous
Alderwoods Group 12.25% 1/2/09                                  65,000                 67,275
#Gemstone Investors 144A 7.71% 10/31/04                        105,000                101,588
Samsonite 10.75% 6/15/08                                       140,000                133,000
Tech Olympic USA 10.375% 7/1/12                                125,000                129,375
                                                                                 ------------
                                                                                      431,238
                                                                                 ------------
Packaging & Containers
AEP Industries 9.875% 11/15/07                                 195,000                184,274
Consolidated Container 10.125% 7/15/09                         165,000                 99,000
#Owens-Brockway Glass 144A 8.25% 5/15/13                       135,000                140,063
Portola Packaging 10.75% 10/1/05                               120,000                122,701

Silgan Holdings 9.00% 6/1/09                                    95,000                 99,275
                                                                                 ------------
                                                                                      645,313
                                                                                 ------------
Paper & Forest Products
Georgia-Pacific 9.875% 11/1/21                                 485,000                460,750
Tembec Industries 8.50% 2/1/11                                 130,000                135,850
                                                                                 ------------
                                                                                      596,600
                                                                                 ------------
Real Estate
Tanger Properties 9.125% 2/15/08                               160,000                166,400
                                                                                 ------------
                                                                                      166,400
                                                                                 ------------
Retail
J Crew Operating 10.375% 10/15/07                              140,000                126,700
Lowe's 7.50% 12/15/05                                           65,000                 73,775
Office Depot 10.00% 7/15/08                                    160,000                186,400
Petco Animal Supplies 10.75% 11/1/11                           138,000                155,940
#Remington Arms 144A 10.50% 2/1/11                             174,000                188,790
Saks 7.25% 12/1/04                                             111,000                116,550
                                                                                 ------------
                                                                                      848,155
                                                                                 ------------

Telecommunications
Alamosa Delaware 12.50% 2/1/11                                 180,000                119,700
#American Tower Escrow Amount 144A 8.274% 8/1/08                50,000                 35,250
AT&T 6.50% 11/15/06                                             30,000                 32,200
Citizens Communications 6.375% 8/15/04                          30,000                 31,424
Crown Castle International
   ##10.625% 11/15/07                                          100,000                103,750
   10.75% 8/1/11                                               170,000                175,950
Level 3 Communications 9.125% 5/1/08                            80,000                 65,200
Nextel Communications
   9.375% 11/15/09                                             135,000                146,475
   ##9.95% 2/15/08                                              75,000                 79,125
Nextel Partners
   12.50% 11/15/09                                              80,000                 87,600
   ##14.00% 2/1/09                                             150,000                153,000
Nortel Networks Capital 7.40% 6/15/06                          105,000                102,900
#Qwest Services 144A 13.50% 1/1/08                             265,000                295,474
Sprint Capital
   6.375% 5/1/09                                                10,000                 10,250
   7.625% 1/30/11                                                5,000                  5,400
Star Choice Communications 13.00% 12/15/05                      95,000                101,175
Time Warner Telecommunications 9.75% 7/15/08                   180,000                152,100
US West Communications 7.20% 11/1/04                            58,000                 58,870
Verizon Virginia 4.625% 3/15/13                                115,000                114,517
Verizon Wireless Capital 5.375% 12/15/06                        25,000                 26,967
                                                                                 ------------
                                                                                    1,897,327
                                                                                 ------------
Textiles, Apparel & Furniture
J Crew 13.125% 10/15/08                                        180,000                128,700
#Levi Strauss 144A 12.25% 12/15/12                             140,000                116,900
#Phillips Van-Heusen 144A 8.125% 5/1/13                        135,000                135,000
                                                                                 ------------
                                                                                      380,600
                                                                                 ------------
Transportation & Shipping
American Airlines 6.817% 5/23/11                                30,000                 21,539
Continental Airlines 7.033% 6/15/11                             18,555                  9,726
CP Ships Limited 10.375% 7/15/12                               175,000                190,312
Delta Air Lines 7.299% 9/18/06                                  30,000                 19,389
HORNBECK-LEEVAC Marine Services 10.625% 8/1/08                 105,000                113,925
Kansas City Southern Railway 9.50% 10/1/08                     146,000                162,060

#Overseas Shipholding 144A 8.25% 3/15/13                       180,000                186,525
Stena AB 9.625% 12/1/12                                        115,000                127,075
                                                                                 ------------
                                                                                      830,551
                                                                                 ------------

                                                                       Delaware Diversified                  Delaware Strategic
                                                                           Income Fund                         Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Utilities                                           3.64%
Amerada Hess 7.30% 8/15/31                                       15,000               16,848               10,000          11,232
Avista
   7.75% 1/1/07                                                  15,000               16,590               25,000          27,650
   9.75% 6/1/08                                                  98,000              109,270               85,000          94,775
Calpine 10.50% 5/15/06                                           87,000               73,950               70,000          59,500
Carolina Power & Light 6.50% 7/15/12                             35,000               39,699               10,000          11,342
Consumers Energy 6.20% 5/1/08                                    50,000               50,064                    -               -
Detroit Edison 5.05% 10/1/05                                     20,000               21,314               15,000          15,985
FPL Group Capital 3.25% 4/11/06                                 105,000              106,276               20,000          20,243
#Gazprom 144A 9.625% 3/1/13                                      60,000               64,050              160,000         170,800
Great Lakes Power 9.00% 8/1/04                                    5,000                5,265               10,000          10,530
#Illinois Power 144A 11.50% 12/15/10                             35,000               39,375               20,000          22,500
Midland Funding II 11.75% 7/23/05                                68,000               72,930              120,000         128,700
Midwest Generation 8.30% 7/2/09                                  90,000               88,467               70,000          68,807
Mirant Americas Generation
   7.625% 5/1/06                                                 36,000               31,140               30,000          25,950
   8.30% 5/1/11                                                  85,000               62,475               70,000          51,450
#National Waterworks 144A 10.50% 12/1/12                         53,000               58,035               40,000          43,800
#Nevada Power 144A 10.875% 10/15/09                              57,000               63,270               85,000          94,350
NiSource Finance 7.50% 11/15/03                                  70,000               72,190                    -               -
Orion Power Holdings 12.00% 5/1/10                               70,000               76,300               60,000          65,400
Peco Energy 3.50% 5/1/08                                         70,000               70,747               20,000          20,213
#PSE&G Energy Holdings 144A 7.75% 4/16/07                       195,000              204,469               65,000          68,157
PSE&G National Energy 8.625% 2/15/08                             30,000               32,138                    -               -
Southern Company Capital 5.30% 2/1/07                            10,000               10,658               20,000          21,316
#Southern Energy 144A 7.40% 7/15/04                              30,000               26,250               25,000          21,875
#Star Gas Partner 144A 10.25% 2/15/13                            75,000               76,688               55,000          56,238
Texas Utilities 7.875% 3/1/23                                     5,000                5,219                    -               -
Transcontinental Gas Pipeline 8.875% 7/15/12                     50,000               55,250                    -               -
#TXU Energy 144A 7.00% 3/15/13                                   80,000               88,532                    -               -
                                                                                  -----------                         ------------
                                                                                    1,637,459                           1,110,813
                                                                                  -----------                         ------------
Total Corporate Bonds                                                              15,654,521                          10,359,210

Foreign Bonds                                          29.32%
Australia                                               1.28%
New South Wales Treasury 8.00% 3/1/08                          AUD        250,000          175,904              -             -
Queensland Treasury 6.00% 6/14/11                                         215,000          139,518      1,000,000       648,919 *
                                                                                       -----------                 ------------
                                                                                           315,422                      648,919
                                                                                       -----------                 ------------
Austria                                                 0.90%
Oesterreich Kontrollbank 1.80% 3/22/10                         JPY      2,000,000           18,509              -             -
Republic of Austria 5.25% 1/4/11                               EUR        380,000          462,797              -             -
Republic of Austria 7.25% 5/3/07                               DEM              -                -        300,000       196,569 *
                                                                                       -----------                 ------------
                                                                                           481,306                      196,569
                                                                                       -----------                 ------------
Belgium                                                 0.71%
Kingdom of Belgium 5.50% 9/28/17                               EUR        140,000          171,192        300,000       366,840
                                                                                       -----------                 ------------
                                                                                           171,192                      366,840
                                                                                       -----------                 ------------
Brazil                                                  0.82%
Brazil 10.00% 1/16/07                                          USD         95,000           95,190         80,000        80,160
Federal Republic of Brazil 11.00% 8/17/40                                 140,000          122,500        130,000       113,750
Government of Brazil C - Bond 8.00% 4/15/14                               233,968          206,139              -             -
                                                                                       -----------                 ------------
                                                                                           423,829                      193,910
                                                                                       -----------                 ------------

[RESTUBBED TABLE]







                                                             Delaware Diversified Income Fund
                                                                   Pro Forma Combined
                                                          --------------------------------------
                                                                                   Market Value
                                                            Shares/Par**             (U.S. $)
                                                          --------------------------------------
Utilities
Amerada Hess 7.30% 8/15/31                                      25,000                 28,080
Avista
   7.75% 1/1/07                                                 40,000                 44,240
   9.75% 6/1/08                                                183,000                204,045
Calpine 10.50% 5/15/06                                         157,000                133,450
Carolina Power & Light 6.50% 7/15/12                            45,000                 51,041
Consumers Energy 6.20% 5/1/08                                   50,000                 50,064
Detroit Edison 5.05% 10/1/05                                    35,000                 37,299
FPL Group Capital 3.25% 4/11/06                                125,000                126,519
#Gazprom 144A 9.625% 3/1/13                                    220,000                234,850
Great Lakes Power 9.00% 8/1/04                                  15,000                 15,795
#Illinois Power 144A 11.50% 12/15/10                            55,000                 61,875
Midland Funding II 11.75% 7/23/05                              188,000                201,630
Midwest Generation 8.30% 7/2/09                                160,000                157,274
Mirant Americas Generation
   7.625% 5/1/06                                                66,000                 57,090
   8.30% 5/1/11                                                155,000                113,925
#National Waterworks 144A 10.50% 12/1/12                        93,000                101,835
#Nevada Power 144A 10.875% 10/15/09                            142,000                157,620
NiSource Finance 7.50% 11/15/03                                 70,000                 72,190
Orion Power Holdings 12.00% 5/1/10                             130,000                141,700
Peco Energy 3.50% 5/1/08                                        90,000                 90,960
#PSE&G Energy Holdings 144A 7.75% 4/16/07                      260,000                272,626
PSE&G National Energy 8.625% 2/15/08                            30,000                 32,138
Southern Company Capital 5.30% 2/1/07                           30,000                 31,974
#Southern Energy 144A 7.40% 7/15/04                             55,000                 48,125
#Star Gas Partner 144A 10.25% 2/15/13                          130,000                132,926
Texas Utilities 7.875% 3/1/23                                    5,000                  5,219
Transcontinental Gas Pipeline 8.875% 7/15/12                    50,000                 55,250

#TXU Energy 144A 7.00% 3/15/13                                  80,000                 88,532
                                                                                -------------
                                                                                    2,748,272
                                                                                -------------
Total Corporate Bonds                                                              26,013,731

Foreign Bonds
Australia
New South Wales Treasury 8.00% 3/1/08                          250,000                175,904
Queensland Treasury 6.00% 6/14/11                            1,215,000                788,437
                                                                                -------------
                                                                                      964,341
                                                                                -------------
Austria
Oesterreich Kontrollbank 1.80% 3/22/10                       2,000,000                 18,509
Republic of Austria 5.25% 1/4/11                               380,000                462,797
Republic of Austria 7.25% 5/3/07                               300,000                196,569
                                                                                -------------
                                                                                      677,875
                                                                                -------------
Belgium
Kingdom of Belgium 5.50% 9/28/17                               440,000                538,032
                                                                                -------------
                                                                                      538,032
                                                                                -------------
Brazil
Brazil 10.00% 1/16/07                                          175,000                175,350
Federal Republic of Brazil 11.00% 8/17/40                      270,000                236,250
Government of Brazil C - Bond 8.00% 4/15/14                    233,968                206,139
                                                                                -------------
                                                                                      617,739
                                                                                -------------


                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Canada                                                  2.90%
Ainsworth Lumber
   12.50% 7/15/07                                              USD         60,000          66,300         75,000            82,875
   13.875% 7/15/07                                                         20,000          22,400              -                 -
Alcan 7.25% 3/15/31                                                             -               -         25,000            30,598
Canada Government                                                                                              -                 -
   4.50% 9/1/07                                                CAD              -               -        520,000           367,473 *
   5.25% 6/1/12                                                                 -               -        480,000           343,187 *
   5.50% 6/1/09                                                           140,000         102,641              -                 -
   5.50% 6/1/10                                                           125,000          91,414              -                 -
Fairfax Financial Holdings 7.75% 12/15/03                      USD         95,000          95,000        115,000           115,000
Ontario Province                                               NZD              -               -        740,000           420,150
Rogers Cablesystems 10.00% 3/15/05                             USD         85,000          91,588        165,000           177,788
Western Oil Sands 8.375% 5/1/12                                            84,000          90,300         90,000            96,750
                                                                                      -----------                      -----------
                                                                                          559,643                        1,633,821
                                                                                      -----------                      -----------
Chile                                                   0.04%
Republic of Chile 5.125% 7/25/05                               EUR              -               -         25,000            29,013
                                                                                      -----------                      -----------
                                                                                                -                           29,013
                                                                                      -----------                      -----------
Columbia                                                0.00%
Republic of Colombia 9.75% 4/9/11                              USD          1,944           2,173              -                 -
                                                                                      -----------                      -----------
                                                                                            2,173
                                                                                      -----------                      -----------
Dominican Republic                                      0.23%
#Federal Republic of Dominican Republic 144A
9.04% 4/1/13                                                   USD         95,000          95,594         80,000            80,500
                                                                                      -----------                      -----------
                                                                                           95,594                           80,500
                                                                                      -----------                      -----------
Ecuador                                                 0.46%
##Republic of Ecuador 5.00% 8/15/30                            USD        285,000         172,220        295,000           178,263
                                                                                      -----------                      -----------
                                                                                          172,220                          178,263
                                                                                      -----------                      -----------
Finland                                                 0.32%
Finnish Government 5.00% 4/25/09                               EUR        200,000         240,868              -                 -
                                                                                      -----------                      -----------
                                                                                          240,868                                -
                                                                                      -----------                      -----------
France                                                  1.36%
France Government O.A.T. 5.50% 4/25/10                         EUR        300,000         370,122        460,000           567,519
##France Telecom 10.00% 3/1/31                                 USD         45,000          60,059         20,000            26,693
                                                                                      -----------                      -----------
                                                                                          430,181                          594,212
                                                                                      -----------                      -----------
Germany                                                 2.73%
Deutschland Republic
   4.125% 7/4/08                                               EUR        300,000         346,316              -                 -
   4.75% 7/4/28                                                           180,000         196,461        340,000           371,092
   5.00% 7/4/11                                                           210,000         250,946        400,000           477,993
   6.00% 1/4/07                                                           240,000         294,758              -                 -
Kredit Fuer Wiederaufbau 5.25% 7/4/12                                     100,000         121,733              -                 -
                                                                                      -----------                      -----------
                                                                                        1,210,214                          849,085
                                                                                      -----------                      -----------

Greece                                                  1.00%
Hellenic Republic 8.60% 3/26/08                                EUR        200,000         275,199        205,429           282,669
Republic of Greece 8.70% 4/8/05                                                 -               -        160,000           200,890
                                                                                      -----------                      -----------
                                                                                          275,199                          483,559
                                                                                      -----------                      -----------
Ireland                                                 0.24%
#MDP Acquisitions 144A 9.625% 10/1/12                          USD         90,000          98,100         75,000            81,750
                                                                                      -----------                      -----------
                                                                                           98,100                           81,750
                                                                                      -----------                      -----------
Italy                                                   1.03%
Republic of Italy
   3.75% 6/8/05                                                JPY     40,000,000         361,514              -                 -
   5.125% 7/29/03                                                       5,000,000          42,431              -                 -
   5.75% 7/25/16                                               EUR              -               -        300,000           375,340
                                                                                      -----------                      -----------
                                                                                          403,945                          375,340
                                                                                      -----------                      -----------


[RESTUBBED TABLE]





                                                           Delaware Diversified Income Fund
                                                                 Pro Forma Combined
                                                        --------------------------------------
                                                                                Market Value
                                                          Shares/Par**            (U.S. $)
                                                        --------------------------------------
Canada
Ainsworth Lumber
   12.50% 7/15/07                                           135,000                149,175
 13.875% 7/15/07                                             20,000                 22,400
Alcan 7.25% 3/15/31                                          25,000                 30,598
Canada Government
   4.50% 9/1/07                                             520,000                367,473
   5.25% 6/1/12                                             480,000                343,187
   5.50% 6/1/09                                             140,000                102,641
   5.50% 6/1/10                                             125,000                 91,414
Fairfax Financial Holdings 7.75% 12/15/03                   210,000                210,000
Ontario Province                                            740,000                420,150
Rogers Cablesystems 10.00% 3/15/05                          250,000                269,376
Western Oil Sands 8.375% 5/1/12                             174,000                187,050
                                                                              ------------
                                                                                 2,193,464
                                                                              ------------
Chile
Republic of Chile 5.125% 7/25/05                             25,000                 29,013
                                                                              ------------
                                                                                    29,013
                                                                              ------------
Columbia
Republic of Colombia 9.75% 4/9/11                             1,944                  2,173
                                                                              ------------
                                                                                     2,173
                                                                              ------------
Dominican Republic
#Federal Republic of Dominican Republic 144A
9.04% 4/1/13                                                175,000                176,094
                                                                              ------------
                                                                                   176,094
                                                                              ------------
Ecuador
##Republic of Ecuador 5.00% 8/15/30                         580,000                350,483
                                                                              ------------
                                                                                   350,483
                                                                              ------------
Finland
Finnish Government 5.00% 4/25/09                            200,000                240,868
                                                                              ------------
                                                                                   240,868
                                                                              ------------
France
France Government O.A.T. 5.50% 4/25/10                      760,000                937,641
##France Telecom 10.00% 3/1/31                               65,000                 86,752
                                                                              ------------
                                                                                 1,024,393
                                                                              ------------
Germany
Deutschland Republic
   4.125% 7/4/08                                            300,000                346,316
   4.75% 7/4/28                                             520,000                567,553
   5.00% 7/4/11                                             610,000                728,939
   6.00% 1/4/07                                             240,000                294,758
Kredit Fuer Wiederaufbau 5.25% 7/4/12                       100,000                121,733
                                                                              ------------
                                                                                 2,059,299
                                                                              ------------

Greece
Hellenic Republic 8.60% 3/26/08                             405,429                557,868
Republic of Greece 8.70% 4/8/05                             160,000                200,890
                                                                              ------------
                                                                                   758,758
                                                                              ------------
Ireland
#MDP Acquisitions 144A 9.625% 10/1/12                       165,000                179,850
                                                                              ------------
                                                                                   179,850
                                                                              ------------
Italy
Republic of Italy
   3.75% 6/8/05                                          40,000,000                361,514
   5.125% 7/29/03                                         5,000,000                 42,431
   5.75% 7/25/16                                            300,000                375,340
                                                                              ------------
                                                                                   779,285
                                                                              ------------


                                                                       Delaware Diversified                Delaware Strategic
                                                                           Income Fund                         Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Mexico                                                  1.43%
United Mexican States
   7.375% 3/13/08                                              EUR              -                -          250,000       311,164
   7.50% 4/8/33                                                USD        310,000          323,950           50,000        52,250
   8.25% 2/24/09                                               DEM              -                -          600,000       391,203
                                                                                       -----------                    -----------
                                                                                           323,950                        754,617
                                                                                       -----------                    -----------
Netherlands                                             0.49%
#Kazkommerts 144A 8.50% 4/16/13                                USD         75,000           74,531           65,000        64,594
Netherlands Government 5.50% 7/15/10                           EUR        190,000          234,230                -             -
                                                                                       -----------                    -----------
                                                                                           308,761                         64,594
                                                                                       -----------                    -----------
New Zealand                                             1.25%
New Zealand Government
   6.00% 11/15/11                                              NZD        410,000          231,689          130,000        73,463
   6.50% 4/15/13                                                          430,000          251,357                -             -
   7.00% 7/15/09                                                          340,000          203,088                -             -
   8.00% 4/15/04                                                           40,000           22,951                -             -
   8.00% 11/15/06                                                         270,000          163,548                -             -
                                                                                       -----------                    -----------
                                                                                           872,633                         73,463
                                                                                       -----------                    -----------
Norway                                                  0.17%
Norsk Hydro 6.70% 1/15/18                                      USD         15,000           16,481                -             -
Ocean Rig Norway 10.25% 6/1/08                                             70,000           63,350           55,000        49,775
                                                                                       -----------                    -----------
                                                                                            79,831                         49,775
                                                                                       -----------                    -----------
Peru                                                    0.67%
Republic of Peru 4.00% 3/7/17                                  USD        498,000          411,654          113,000        93,407
                                                                                       -----------                    -----------
                                                                                           411,654                         93,407
                                                                                       -----------                    -----------
Poland                                                  1.63%
Poland Government
   5.00% 10/24/13                                              PLZ              -                -        3,200,000       824,128
   12.00% 10/12/03                                                              -                -        1,500,000       405,345
                                                                                       -----------                    -----------
                                                                                                 -                      1,229,473
                                                                                       -----------                    -----------
Philippines                                             0.14%
Republic of Philippines 10.625% 3/16/25                        USD         50,000           54,125           50,000        54,125
                                                                                       -----------                    -----------
                                                                                            54,125                         54,125
                                                                                       -----------                    -----------
Singapore                                               0.33%
#Singapore Telecommunications 144A
   6.375% 12/1/11                                              USD         15,000           16,688           15,000        16,688
   7.375% 12/1/31                                                         155,000          182,827           25,000        29,488
                                                                                       -----------                    -----------
                                                                                           199,515                         46,176
                                                                                       -----------                    -----------
South Africa                                            1.00%
Republic of South Africa 13.00% 8/31/10                        ZAR              -                -        2,500,000       397,420
Transnet 16.50% 4/1/10                                                          -                -        2,000,000       358,133
                                                                                       -----------                    -----------
                                                                                                 -                        755,553
                                                                                       -----------                    -----------
Spain                                                   1.32%
Kingdom of Spain 3.10% 9/20/06                                 JPY     45,000,000          415,525                -             -
Kingdom of Spain 5.15% 7/30/09                                 EUR              -                -          480,000       581,933
                                                                                       -----------                    -----------
                                                                                           415,525                        581,933
                                                                                       -----------                    -----------

[RESTUBBED TABLE]





                                                           Delaware Diversified Income Fund
                                                                 Pro Forma Combined
                                                        --------------------------------------
                                                                                Market Value
                                                          Shares/Par**            (U.S. $)
                                                        --------------------------------------
Mexico
United Mexican States
   7.375% 3/13/08                                            250,000                311,164
   7.50% 4/8/33                                              360,000                376,200
   8.25% 2/24/09                                             600,000                391,203
                                                                               ------------
                                                                                  1,078,567
                                                                               ------------
Netherlands
#Kazkommerts 144A 8.50% 4/16/13                              140,000                139,125
Netherlands Government 5.50% 7/15/10                         190,000                234,230
                                                                               ------------
                                                                                    373,355
                                                                               ------------
New Zealand
New Zealand Government
   6.00% 11/15/11                                            540,000                305,152
   6.50% 4/15/13                                             430,000                251,357
   7.00% 7/15/09                                             340,000                203,088
   8.00% 4/15/04                                              40,000                 22,951
   8.00% 11/15/06                                            270,000                163,548
                                                                               ------------
                                                                                    946,096
                                                                               ------------
Norway
Norsk Hydro 6.70% 1/15/18                                     15,000                 16,481
Ocean Rig Norway 10.25% 6/1/08                               125,000                113,125
                                                                               ------------
                                                                                    129,606
                                                                               ------------
Peru
Republic of Peru 4.00% 3/7/17                                611,000                505,061
                                                                               ------------
                                                                                    505,061
                                                                               ------------
Poland
Poland Government
   5.00% 10/24/13                                          3,200,000                824,128
   12.00% 10/12/03                                         1,500,000                405,345
                                                                               ------------
                                                                                  1,229,473
                                                                               ------------
Philippines
Republic of Philippines 10.625% 3/16/25                      100,000                108,250
                                                                               ------------
                                                                                    108,250
                                                                               ------------
Singapore
#Singapore Telecommunications 144A
   6.375% 12/1/11                                             30,000                 33,376
   7.375% 12/1/31                                            180,000                212,315
                                                                               ------------
                                                                                    245,691
                                                                               ------------
South Africa
Republic of South Africa 13.00% 8/31/10                    2,500,000                397,420
Transnet 16.50% 4/1/10                                     2,000,000                358,133
                                                                               ------------
                                                                                    755,553
                                                                               ------------
Spain
Kingdom of Spain 3.10% 9/20/06                            45,000,000                415,525
Kingdom of Spain 5.15% 7/30/09                               480,000                581,933
                                                                               ------------
                                                                                    997,458
                                                                               ------------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Supranational                                           2.32%
European Investment Bank 0.875% 11/8/04                        JPY     47,000,000        399,241              -               -
Inter-American Development Bank 1.90% 7/8/09                           12,000,000        110,522              -               -
International Bank Reconstruction & Development
   5.50% 11/3/08                                               NZD              -              -      1,200,000         662,124
International Finance 6.75% 7/15/09                                             -              -      1,000,000         579,649
                                                                                     -----------                    -----------
                                                                                         509,763                      1,241,773
                                                                                     -----------                    -----------
Sweden                                                  3.70%
#Nordea Bank 144A 5.25% 11/30/12                               USD         95,000         99,524         15,000          15,714
Swedish Government
   5.00% 1/28/09                                               SEK      3,800,000        482,316              -               -
   5.50% 10/8/12                                                        2,600,000        337,146              -               -
   6.75% 5/5/14                                                           900,000        127,988      5,000,000         711,044
   8.00% 8/15/07                                                                -              -      7,200,000       1,016,950
                                                                                     -----------                    -----------
                                                                                       1,046,974                      1,743,708
                                                                                     -----------                    -----------

United Kingdom                                          0.73%
Halifax 5.625% 7/23/07                                         DEM              -              -        900,000         554,672 *
                                                                                     -----------                    -----------
                                                                                               -                        554,672
                                                                                     -----------                    -----------
Venezuela                                               0.12%
Republic of Venezuela 2.875% 12/18/07                          USD        119,048         88,463              -               -
                                                                                     -----------                    -----------
                                                                                          88,463                              -
                                                                                     -----------                    -----------
Total Foreign Bonds                                                                    9,191,080                     12,955,050
                                                                                     -----------                    -----------

Municipal Bonds                                         0.20%
Forsyth Montana Pollution Control Revenue
 (Portland General A Remarking 5.20% 5/1/33                                55,000         55,964         10,000          10,175

Long Island, New York Power Authority Series A
5.00% 6/1/08                                                               65,000         70,339         15,000          16,232
                                                                                     -----------                    -----------
Total Municipal Bonds                                                                    126,303                         26,407
                                                                                     -----------                    -----------


[RESTUBBED TABLE]





                                                           Delaware Diversified Income Fund
                                                                 Pro Forma Combined
                                                        --------------------------------------
                                                                                 Market Value
                                                          Shares/Par**             (U.S. $)
                                                        --------------------------------------
Supranational
European Investment Bank 0.875% 11/8/04                   47,000,000                399,241
Inter-American Development Bank 1.90% 7/8/09              12,000,000                110,522
International Bank Reconstruction & Development
   5.50% 11/3/08                                           1,200,000                662,124
International Finance 6.75% 7/15/09                        1,000,000                579,649
                                                                               ------------
                                                                                  1,751,536
                                                                               ------------
Sweden
#Nordea Bank 144A 5.25% 11/30/12                             110,000                115,238
Swedish Government
   5.00% 1/28/09                                           3,800,000                482,316
   5.50% 10/8/12                                           2,600,000                337,146
   6.75% 5/5/14                                            5,900,000                839,032
   8.00% 8/15/07                                           7,200,000              1,016,950
                                                                               ------------
                                                                                  2,790,682
                                                                               ------------
United Kingdom
Halifax 5.625% 7/23/07                                       900,000                554,672
                                                                               ------------
                                                                                    554,672
                                                                               ------------
Venezuela
Republic of Venezuela 2.875% 12/18/07                        119,048                 88,463
                                                                               ------------
                                                                                     88,463
                                                                               ------------
Total Foreign Bonds                                                              22,146,130
                                                                               ------------

Municipal Bonds
Forsyth Montana Pollution Control Revenue
 (Portland General A Remarking 5.20% 5/1/33                   65,000                 66,139

Long Island, New York Power Authority Series A
5.00% 6/1/08                                                  80,000                 86,571
                                                                               ------------
Total Municipal Bonds                                                               152,710
                                                                               ------------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
U.S. Treasury Obligations 6.52%
U.S. Treasury Bond
   1.50% 2/28/05                                                                -                -          5,000         5,008
   5.375% 2/15/31                                                         325,000          354,733        330,000       360,190
   8.125% 8/15/19                                                               -                -         65,000        91,193

  ^^11.625% 11/15/04                                                      205,000          236,967              -             -
U.S. Treasury Inflation Index Notes
   3.00% 7/15/12                                                          375,831          403,783         75,793        81,430
   3.375% 4/15/32                                                          61,420           70,460         20,473        23,487
   3.625% 1/15/08                                                               -                -         28,118        31,101

U.S. Treasury Notes
   2.00% 11/30/04                                                           5,000            5,053         10,000        10,107
   3.00% 2/15/08                                                           55,000           55,584              -             -
   3.25% 8/15/07                                                          835,000          858,028              -             -
   3.875% 2/15/13                                                       1,930,000        1,933,168        215,000       215,353
^U.S. Treasury Strip - Tiger 3.611% 11/15/09                              170,000          133,506         65,000        51,046
                                                                                       -----------                 ------------
Total U.S. Treasury Obligations                                                          4,051,282                      868,915
                                                                                       -----------                 ------------

Common Stock                                            1.40%
Equity One                                                                      -                -          9,900       157,311
Hilton Hotels                                                                   -                -          5,200        69,264
Keystone Property Trust                                                         -                -          5,600        96,320
Lasalle Hotel Properties                                                        -                -          6,200        86,738
Mills                                                                           -                -          8,700       278,052
ProLogis                                                                        -                -          9,400       241,956
Ramco-Gershenson Properties                                                     -                -          5,700       130,245
                                                                                       -----------                 ------------
                                                                                                 -                    1,059,886
                                                                                       -----------                 ------------
Preferred Stock                                         0.82%
#Centaur 144A 9.08%                                                           105          122,751             35        40,917
CSC Holdings                                                                1,075          112,875          1,050       110,250
Host Marriott 10.00%                                                            -                -          3,600        89,100
Intermedia Communications Preferred PIK 13.50%                                  1               64              1            83
LaSalle Hotel Properties 10.25%                                                 -                -          5,300       141,510
                                                                                       -----------                 ------------
Total Preferred Stock                                                                      235,690                      381,860
                                                                                       -----------                 ------------

Warrants                                                0.05%
++Solutia                                                                       -                -          3,226             1
++XM Satellite Radio                                                           27           16,605          2,550        18,450
                                                                                       -----------                 ------------
Total Warrants                                                                              16,605                       18,451
                                                                                       -----------                 ------------

[RESTUBBED TABLE]





                                                           Delaware Diversified Income Fund
                                                                 Pro Forma Combined
                                                        --------------------------------------
                                                                                 Market Value
                                                          Shares/Par**             (U.S. $)
                                                        --------------------------------------
U.S. Treasury Obligations 6.52%
U.S. Treasury Bond
   1.50% 2/28/05                                               5,000                  5,008
   5.375% 2/15/31                                            655,000                714,923
   8.125% 8/15/19                                             65,000                 91,193

  ^^11.625% 11/15/04                                         205,000                236,967
U.S. Treasury Inflation Index Notes
   3.00% 7/15/12                                             451,624                485,213
   3.375% 4/15/32                                             81,893                 93,947
   3.625% 1/15/08                                             28,118                 31,101

U.S. Treasury Notes
   2.00% 11/30/04                                             15,000                 15,160
   3.00% 2/15/08                                              55,000                 55,584
   3.25% 8/15/07                                             835,000                858,028
   3.875% 2/15/13                                          2,145,000              2,148,521
^U.S. Treasury Strip - Tiger 3.611% 11/15/09                 235,000                184,552
                                                                               ------------
Total U.S. Treasury Obligations                                                   4,920,197
                                                                               ------------

Common Stock
Equity One                                                     9,900                157,311
Hilton Hotels                                                  5,200                 69,264
Keystone Property Trust                                        5,600                 96,320
Lasalle Hotel Properties                                       6,200                 86,738
Mills                                                          8,700                278,052
ProLogis                                                       9,400                241,956
Ramco-Gershenson Properties                                    5,700                130,245
                                                                               ------------
                                                                                  1,059,886
                                                                               ------------
Preferred Stock
#Centaur 144A 9.08%                                              140                163,668
CSC Holdings                                                   2,125                223,125
Host Marriott 10.00%                                           3,600                 89,100
Intermedia Communications Preferred PIK 13.50%                     2                    147
LaSalle Hotel Properties 10.25%                                5,300                141,510
                                                                               ------------
Total Preferred Stock                                                               617,550
                                                                               ------------

Warrants
++Solutia                                                      3,226                      1
++XM Satellite Radio                                           2,577                 35,055
                                                                               ------------
Total Warrants                                                                       35,056
                                                                               ------------

                                                                       Delaware Diversified            Delaware Strategic
                                                                           Income Fund                     Income Fund
                                                            ------------------------------------ ----------------------------------
                                                % of Net                              Market Value                     Market Value
                                                 Assets         Shares/Par**            (U.S. $)       Shares/Par**      (U.S. $)
                                               ----------- --------------------   ----------------- ----------------  -------------
Repurchase Agreements                                  14.78%
With BNP Paribas 1.26% 5/1/03                                  USD
 (dated 4/30/03, collateralized by $2,898,000
 U.S. Treasury Bills due 5/8/03, market
 value $2,896,961)                                                      2,840,000      2,840,000
With BNP Paribas 1.26% 5/1/03
 (dated 4/30/03, collateralized by $1,383,000
 U.S. Treasury Bills due 5/8/03, market
 value $1,382,553)                                                                                    1,355,000        1,355,000
With J. P. Morgan Securities 1.20% 5/1/03
 (dated 4/30/03, collateralized by $1,922,000
 U.S. Treasury Bills due 5/22/03, market
 value $1,920,810)                                                      1,878,000      1,878,000
With J. P. Morgan Securities 1.20% 5/1/03
 (dated 4/30/03, collateralized by $917,000
 U.S. Treasury Bills due 5/22/03, market
 value $916,693)                                                                                        897,000          897,000
With UBS Warburg 1.25% 5/1/03
 (dated 4/30/03, collateralized by $2,858,000
 U.S. Treasury Notes 3.625% due 8/31/03, market
 value $2,897,515)                                                      2,840,000      2,840,000
With UBS Warburg 1.25% 5/1/03
 (dated 4/30/03, collateralized by $1,364,000
 U.S. Treasury Notes 3.625% due 8/31/03, market
 value $1,382,818)                                                                                    1,355,000        1,355,000
                                                                                    ------------                    ------------
Total Repurchase Agreements                                                            7,558,000                       3,607,000
                                                                                    ------------                    ------------
Total Investments at Market                           106.48%                        $47,791,106                     $32,626,463
                                                                                    ------------                    ------------
Total Investments at Cost                                                            $46,811,148                     $30,367,181
                                                                                    ------------                    ------------



[RESTUBBED TABLE]





                                                           Delaware Diversified Income Fund
                                                                 Pro Forma Combined
                                                        --------------------------------------
                                                                               Market Value
                                                          Shares/Par**           (U.S. $)
                                                        --------------------------------------
Repurchase Agreements
With BNP Paribas 1.26% 5/1/03
 (dated 4/30/03, collateralized by $2,898,000
 U.S. Treasury Bills due 5/8/03, market
 value $2,896,961)                                        2,840,000              2,840,000
With BNP Paribas 1.26% 5/1/03
 (dated 4/30/03, collateralized by $1,383,000
 U.S. Treasury Bills due 5/8/03, market
 value $1,382,553)                                        1,355,000              1,355,000
With J. P. Morgan Securities 1.20% 5/1/03
 (dated 4/30/03, collateralized by $1,922,000
 U.S. Treasury Bills due 5/22/03, market
 value $1,920,810)                                        1,878,000              1,878,000
With J. P. Morgan Securities 1.20% 5/1/03
 (dated 4/30/03, collateralized by $917,000
 U.S. Treasury Bills due 5/22/03, market
 value $916,693)                                            897,000                897,000
With UBS Warburg 1.25% 5/1/03
(dated 4/30/03, collateralized by $2,858,000
 U.S. Treasury Notes 3.625% due 8/31/03, market
 value $2,897,515)                                        2,840,000              2,840,000
 With UBS Warburg 1.25% 5/1/03
 (dated 4/30/03, collateralized by $1,364,000
U.S. Treasury Notes 3.625% due 8/31/03, market
 value $1,382,818)                                        1,355,000              1,355,000
                                                                              ------------
Total Repurchase Agreements                                                     11,165,000
                                                                              ------------
Total Investments at Market                                                    $80,417,569
                                                                              ------------
Total Investments at Cost                                                      $77,178,329
                                                                              ------------


-------------

* No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

** Principal amount is stated in the currency in which each bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
DEM - German Mark
EUR - European Monetary Unit
JPY - Japanese Yen
NZD - New Zealand Dollar
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar
ZAR - South African Rand

+  Non-income producing security. Security is currently in default.
++ Non-income producing security for the period ending April 30, 2003.
^  Zero coupon bond. The interest rate shown is the step-up rate.
^^ Fully or partially pledged as collateral for financial futures contracts.
# Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note #11 in "Notes to Financial Statements."
## Step coupon bond.

GNMA - Government National Mortgage Association
PIK  - Pay-in-kind
TBA  - To be announced

See Pro Forma Note to Financial Statements

Delaware Diversified Income Fund
Pro Forma Combined
Statement of Assets and Liabilities
As of April 30, 2003
(Unaudited)

                                                                                                           Delaware
                                                                                                          Diversified
                                                       Delaware          Delaware                         Income Fund
                                                      Diversified        Strategic        Pro Forma        Pro Forma
                                                      Income Fund       Income Fund      Adjustments        Combined
                                                     -------------     -------------      ---------      -------------
Assets

Securities, at market value                          $  47,791,106     $  32,626,463      $       -      $  80,417,569
Cash and foreign currencies                                392,147           103,435              -            495,582
Receivable for fund shares sold                          2,695,478           144,762              -          2,840,240
Receivable for securities sold                           5,780,779         2,599,455              -          8,380,234
Dividend and Interest receivable                           618,982           657,387              -            276,369
Swap agreement mark to market receivable                     1,551             3,015              -              4,566
Expense reimbursement                                      124,003            22,667              -            146,670
Other Assets                                                     -                 1              -                  1
                                                     -------------     -------------      ---------      -------------
          Total Assets                                  57,404,046        36,157,185              -         93,561,231
                                                     -------------     -------------      ---------      -------------

Liabilities

Payable for fund shares repurchased                         14,231            58,768              -             72,999
Payable for securities purchased                        13,674,489         4,074,320              -         17,748,809
Distributions payable                                       35,287                 -              -             35,287
Written options (including premiums received
  of $51,101)                                               30,984             3,297              -             34,281
Futures variation margin payable                             9,473             3,233              -             12,706
Other accounts payable and accrued
  expenses                                                  33,906           100,515              -            134,421
                                                     -------------     -------------      ---------      -------------
          Total Liabilities                             13,798,370         4,240,133              -         18,038,503
                                                     -------------     -------------      ---------      -------------
Net Assets                                           $  43,605,676     $  31,917,052      $       -      $  75,522,728
                                                     =============     =============      =========      =============

Analysis of Net Assets

Accumulated paid in capital                          $  42,175,749     $  41,831,344                     $  84,007,093
Distributions in excess of net
  investment income*                                       (11,304)         (495,163)                         (506,467)
Accumulated net realized gain (loss) on
  investments                                              461,091       (11,704,882)                      (11,243,791)
Unrealized appreciation of investments and foreign
  currencies                                               980,140         2,285,753                         3,265,893
                                                     -------------     -------------      ---------      -------------
Net Assets                                           $  43,605,676     $  31,917,052      $       -      $  75,522,728
                                                     =============     =============      =========      =============

*Distributions in excess of net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                                                                                                           Delaware
                                                                                                          Diversified
                                                       Delaware          Delaware                         Income Fund
                                                      Diversified        Strategic        Pro Forma        Pro Forma
                                                      Income Fund       Income Fund      Adjustments        Combined
                                                     -------------     -------------      ---------      -------------
Assets
Outstanding Shares
Retail Class A Shares                                    2,894,377         2,475,983     (1,217,978)         4,152,382
Retail Class B Shares                                      751,494         3,162,264     (1,555,692)         2,358,066
Retail Class C Shares                                    1,506,532           833,694       (410,696)         1,929,530
Institutional Shares                                           629           953,993       (468,867)           485,755

Net asset value per share:
Retail Class A Shares                                        $8.46             $4.30                             $8.46
Retail Class B Shares                                        $8.46             $4.30                             $8.46
Retail Class C Shares                                        $8.46             $4.29                             $8.46
Institutional Shares                                         $8.46             $4.30                             $8.46

See Pro Forma Note to Financial Statements

Delaware Diversified Income Fund
Pro Forma Combined
Statement of Operations
For the Twelve Months Ended April 30, 2003
(Unaudited)

                                                                                                           Delaware
                                                                                                          Diversified
                                                       Delaware          Delaware                         Income Fund
                                                      Diversified        Strategic        Pro Forma        Pro Forma
                                                      Income Fund*      Income Fund      Adjustments        Combined
                                                     -------------     -------------      ---------      -------------
Investment Income
  Dividend Income                                    $       4,046     $      53,633      $       -      $      57,679
  Interest Income                                          604,615         1,926,665              -          2,531,280
                                                     -------------     -------------      ---------      -------------
  Total Income                                             608,661         1,980,298              -          2,588,959
                                                     -------------     -------------      ---------      -------------

Expenses
  Management Fees                                           59,711           178,744         (8,226)(A)        230,229
  Distribution expenses - Class A                           28,963 (B)        23,992          4,294 (D)         57,249
  Distribution expenses - Class B                           18,167 (B)       122,501              -            140,668
  Distribution expenses - Class C                           28,803 (B)        31,642              -             60,445
  Dividend disbursing and transfer agent
    fees and expenses                                       12,181 (C)       108,028 (C)          -            120,209
  Accounting and administration expenses                     2,665            12,441          2,085 (D)         17,191
  Reports and statements to shareholders                    20,176            66,017        (35,733)(E)         50,460
  Registration fees                                         70,000            46,739        (40,000)(E)         76,739
  Professional fees                                          4,978             9,743         12,992 (D)         27,713
  Trustees' fees                                             1,916             1,762          2,280 (F)          5,958
  Custodian fees                                            15,577             4,463          3,787 (D)         23,827
  Other expenses                                             1,718           (13,638)        21,000 (D)          9,080
                                                     -------------     -------------      ---------      -------------
                                                           264,855           592,434        (37,521)           819,768
  Less expenses absorbed or waived by manager             (109,517)         (208,610)        70,670 (E)       (247,457)
  Less expenses absorbed or waived by distributor           (4,827)(B)          (422)        (4,294)(D)         (9,543)
  Less expenses paid indirectly                               (479)             (874)           213 (E)         (1,140)
                                                     -------------     -------------      ---------      -------------
  Total expense                                            150,032           382,528         29,068            561,628
                                                     -------------     -------------      ---------      -------------

Net Investment Income                                      458,629         1,597,770        (29,068)         2,027,331
                                                     -------------     -------------      ---------      -------------

Net Realized and Unrealized Gain (Loss) on
  Investments:
  Net realized gain (loss) on:
  Investments                                              760,379          (313,250)                          447,129
  Futures contracts                                        (18,475)         (103,780)                         (122,255)
  Options written                                           (2,597)           17,061                            14,464
  Foreign currencies                                        92,039                 -                            92,039
                                                     -------------     -------------      ---------      -------------
  Net realized gain (loss)                                 831,346          (399,969)             -            431,377
  Change in unrealized appreciation/(depreciation)
       of investments                                      895,166         3,681,076              -          4,576,242
                                                     -------------     -------------      ---------      -------------
Net Realized and Unrealized Gain on Investments          1,726,512         3,281,107              -          5,007,619
                                                     -------------     -------------      ---------      -------------
Change in Net Assets Resulting from Operations       $   2,185,141     $   4,878,877      $       -      $   7,034,950
                                                     =============     =============      =========      =============

 * The operations presented prior to October 28, 2002 reflect the operating results of the Delaware Pooled Trust -- Diversified Core Fixed Income Portfolio, which merged into the Fund effective October 28, 2002.

(A) Decrease due to the impact of lower break point levels being implemented by merging the funds.

(B) Expense level was increased to reflect appropriate distribution expenses of Delaware Diversified Income Fund by merging with Delaware Pooled Trust - The Diversified Core Fixed Income Portfolio, effective October 28, 2002.

(C) Expense level was increased/decreased from historical levels due to the fee schedule change effective June 1, 2003.

(D) Increase to reflect appropriate expense level by merging the funds.

(E) Decrease to reflect appropriate expense level by merging the funds.

(F) Based on Trustees' compensation plan for the surviving fund.

See Pro Forma Note to Financial Statements

Delaware Diversified Income Fund
Pro Forma Combined
Annual Fund Operating Expenses
As of April 30, 2003
(Unaudited)

                                      Delaware Diversified Income Fund(A)                   Delaware Strategic Income Fund
                               ------------------------------------------------     ------------------------------------------------

                                  Retail     Retail     Retail   Institutional        Retail      Retail     Retail   Institutional
                                 Class A     Class B   Class C       Class            Class A    Class B    Class C       Class
                                  Shares     Shares     Shares      Shares            Shares      Shares     Shares      Shares
                               ------------------------------------------------     ------------------------------------------------
Management fees                   0.55%      0.55%      0.55%        0.55%             0.65%      0.65%      0.65%        0.65%

Rule 12b-1 fees                   0.30%      1.00%      1.00%          N/A             0.30%      1.00%      1.00%          N/A

Other expenses                    0.90%      0.90%      0.90%        0.90%             0.86%      0.86%      0.86%        0.86%
                               ------------------------------------------------     ------------------------------------------------

Total fund operating
expenses                          1.75%      2.45%      2.45%        2.45%             1.81%      2.51%      2.51%        1.51%
                               ------------------------------------------------     ------------------------------------------------

Fee waivers & payments           -0.75%     -0.70%     -0.70%       -0.70%            -0.81%     -0.76%     -0.76%       -0.76%

Expense Limit                     1.00%      1.75%      1.75%        0.75%             1.00%      1.75%      1.75%        0.75%
                               ================================================     ================================================

(A) The annual fund operating expenses presented above reflect the higher operating expenses of Delaware Diversified Income Fund incurred after the merge with Delaware Pooled Trust - The Diversified Core Fixed Income
    Portfolio, effective October 28, 2002.

                                      Delaware Diversified Income Fund
                                             Pro Forma Combined
                               ------------------------------------------------

                                 Retail      Retail    Retail   Institutional
                                 Class A    Class B    Class C      Class
                                 Shares      Shares    Shares       Shares
                               ------------------------------------------------

Management fees                   0.55%      0.55%      0.55%        0.55%

Rule 12b-1 fees                   0.30%      1.00%      1.00%          N/A

Other expenses                    0.79%      0.79%      0.79%        0.79%
                               ------------------------------------------------

Total fund operating
expenses                          1.64%      2.34%      2.34%        1.34%
                               ------------------------------------------------

Fee waivers & payments           -0.64%     -0.59%     -0.59%       -0.59%

Expense Limit                     1.00%      1.75%      1.75%        0.75%
                               ================================================

Delaware Diversified Income Fund
Pro Forma Notes to Financial Statements
April 30, 2003 (Unaudited)

Delaware Group Adviser Funds (the "Trust") is organized as a Delaware business trust and offers two series: Delaware Diversified Income Fund and Delaware U.S. Growth Fund. These financial statements and related notes pertain to the Delaware Diversified Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Prior to November 18, 2002, Class A shares were sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of April 30, 2003, Class R shares had not commenced operations.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

The financial information presented for the period prior to October 28, 2002, reflect the operating results of the Delaware Pooled Trust - The Diversified Core Fixed Income Portfolio ("The Core Portfolio") which was merged into the Fund effective October 28, 2002. See Note 4 for further discussion.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Strategic Income Fund by the Delaware Diversified Income Fund, as if such acquisition had taken place as of May 1, 2002.

Under the terms of the Plan of Reorganization, the combination of the Delaware Strategic Income Fund and the Delaware Diversified Income Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Strategic Income Fund in exchange for shares of the Delaware Diversified Income Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Strategic Income Fund and the Delaware Diversified Income Fund have been combined for the twelve months ended April 30, 2003.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Diversified Income Fund semiannual report dated April 30, 2003, the Delaware Strategic Income Fund semiannual report dated January 31, 2003 and the Delaware Strategic Income Fund annual report dated July 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Strategic Income Fund by the Delaware Diversified Income Fund had taken place as of May 1, 2002.

2. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation - All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,005 for the year ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2003 were approximately $135. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisors Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Fund. For the services provided, DMC pays DIAL sub-advisory fees equal to that portion of the management fee paid to DMC that is attributable to the foreign assets in the Fund's investment portfolio. The Fund does not pay any fees directly to DIAL.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses do not exceed 0.75% of average daily net assets of the Fund through December 31, 2004.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares and 0.60% of Class R shares. DDLP has contracted to waive a portion of the distribution and service fee through December 31, 2004 in order to prevent total distribution and service fees for Class A shares from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution expenses.

Certain officers of DMC, DSC, DDLP and DIAL are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4. Fund Merger
Effective October 28, 2002, the Fund acquired all of the assets and assumed all of the liabilities of The Core Portfolio pursuant to an Agreement and Plan of Reorganization (the "Reorganization") dated October 22, 2002 and approved by The Core Portfolio's shareholders (The "Pooled Trust" Class) on October 22, 2002. The shareholders of The Core Portfolio received Class A shares of the Fund equal in number and aggregate net asset value of their shares in The Core Portfolio prior to the Reorganization.

The Reorganization was treated as a non-taxable event and accordingly the Fund's basis in the securities acquired reflected the historical cost basis of the date of transfer.

The Core Portfolio's investment objectives, policies and limitations were identical to those of the Fund, which had no operations prior to October 28, 2002. For financial reporting purposes, The Core Portfolio's operating history prior to the acquisition is reflected in the financial information of the Fund.

5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of April 30, 2003, or at any time during the period.

6. Foreign Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at April 30, 2003.

7. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at April 30, 2003 were as follows:

Contracts to                       Notional        Expiration    Unrealized
Buy (Sell)                         Cost            Date          Gain (loss)
----------------------------------------------------------------------------
8 90 Day Euro Dollar               $1,976,080      9/03          $420
12 90 Day Euro Dollar              2,920,833       9/04          15,719
(5) 90 Day Euro Dollar             (1,203,700)     9/05          (3,425)
(13) 90 day Euro Dollar            (3,204,970)     12/03         (3,593)
(1) U.S. Treasury 5 Year Notes     (113,787)       6/03          37
(30) U.S. Treasury 10 Year Notes   (3,429,003)     6/03          (24,747)
13 U.S. Treasury Long Bond         1,475,575       6/03          6,832

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. Options Written
During the period ended April 30, 2003, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in price of the security underlying the written option.

Transactions in options written during the period ended April 30, 2003 for the Fund were as follows:

                                                     Number of Contracts            Premiums
-----------------------------------------------------------------------------------------------
Options outstanding at April 30, 2002                         -                        $-
Options written                                              155                     93,730
Options terminated in closing purchase transaction           (52)                   (38,629)
                                                     -------------------        ---------------
Options outstanding at April 30, 2003                        103                    $55,101
                                                     ===================        ===============

At April 30, 2003, the Fund had the following options written outstanding:

                                       Number of       Notional Amount of      Excise      Expiration       Net Appreciation
Description                            Contracts            Futures            Price          Date           (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Call Options Written
U.S. Treasury 10 Year Future              87               $8,700,000           $116          6/03              $19,146
U.S. Treasury 10 Year Future               8                800,000             116           7/03               (205)
Put Options Written
U.S. Treasury 10 Year Future               8                800,000             110           7/03               1,920
                                                                                                              -----------
                                                                                                                $20,861
                                                                                                              ===========

Writing options involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

9. Swap Agreements
During the period April 30, 2003, The Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Board of Trustees.

The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At April 30, 2003, the Fund had the following total return swap agreements outstanding:

Notional Amount     Expiration Date     Description                                                         Unrealized Gain
----------------------------------------------------------------------------------------------------------------------------
$265,000              July 1, 2003      Agreement with Goldman Sachs to receive the notional amount             $4,566
                                        multiplied by the return on the Lehman Brothers Commercial MBS index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of minus 0.40%.

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

10. Credit and Market Risks
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of net assets in high-yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification. Article VI of the By-Laws is incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

Item 16. Exhibits. The following exhibits are incorporated by reference to the previously filed Registration Statement on Form N-1A indicated below, except Exhibits 7(a), 7(b), 9(a)(ii), 9(b)(ii), 13(a)(iii), 13(b)(i), 14(a), 16(a) and 17(b):

                  (1) Copies of the charter of the Registrant as now in effect;

                      (a)      Agreement and Declaration of Trust (December 17,
                               1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

                      (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

                  (2) Copies of the existing by-laws or corresponding
                      instruments of the Registrant;

                      (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

                  (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                       Not Applicable.

                  (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                      (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus.

                  (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                      (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

                      (b) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 12 filed November 22, 1999.

                  (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                      (a) Executed Investment Management Agreement (November 23, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of Delaware U.S. Growth Fund incorporated into this filing by reference to Post-Effective Amendment No. 16 filed March 1, 2001.

                      (b) Executed Amendment No. 1 (June 28, 2002) to Exhibit A of the Investment Management Agreement (November 23, 1999) between the Registrant and Delaware Management Company (a series of Delaware Management Business Trust) adding Delaware Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                      (c) Form of Sub-Advisory Agreement (June 2002) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware International Advisers Ltd. on behalf of Delaware Diversified Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                  (7) Copies of each underwriting or distribution contract
                      between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                      (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Class is filed electronically herewith as Exhibit No. EX.99.7.a.

                      (b) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21,
                               2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant is filed electronically herewith as Exhibit No. EX.99.7.b.

                      (c) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                      (d)      Vision Mutual Fund Gateway Agreement (November
                               2000) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                      (e)      Registered Investment Advisers Agreement (January
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                      (f) Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                  (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                      Not Applicable.

                  (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

                       (a) Executed Custodian Agreement (May 1, 1996) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997 and Post-Effective Amendment No. 8 filed December 23, 1997.

                               (i) Executed Amendment (July 1, 2001) to the Custodian Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                               (ii) Executed Amendment No. 1 to Schedule A (July 17, 2003) of the Custodian Agreement between JPMorgan Chase Bank and the Registrant is filed electronically herewith as Exhibit No. EX.99.9.a.(ii).

                       (b) Executed Securities Lending Agreement (December 22, 1998) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 16 filed March 1, 2001.

                               (i) Executed Amendment (October 1, 2002) to the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                               (ii) Executed Amendment No.1 to Schedule A (July 17, 2003) of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant is filed electronically herewith as Exhibit No. EX.99.9.b.(ii).

                  (10) Copies of any plan entered into by Registrant pursuant to
                       Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                       (a)     Plan under Rule 12b-1 for A Class (April 19,
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

                       (b)     Plan under Rule 12b-1 for B Class (April 19,
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

                       (c)     Plan under Rule 12b-1 for C Class (April 19,
                               2001) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

                       (d) Plan under Rule 12b-1 for R Class (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.

                       (e) Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.

                  (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                       To be filed by amendment.

                  (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                       (a) Form of Opinion and Consent of Counsel of Tax Matters is filed herewith as Exhibit No. EX.99.12.a.

                  (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                       (a) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 17 filed December 28, 2001.

                               (i)     Executed Amended Schedule A (June 28,
                                       2002) to Shareholder Services Agreement
                                       incorporated into this filing by
                                       reference to Post-Effective Amendment No.
                                       20 filed December 31, 2002.

                               (ii) Executed Schedule B (May 16, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                               (iii)   Executed Amendment Letter (August 23,
                                       2002) to the Shareholder Services
                                       Agreement is filed electronically
                                       herewith as Exhibit No. EX.99.13.a.(iii).

                       (b)     Executed Fund Accounting Agreement (August 19,
                               1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed February 27, 1997.

                               (i)     Executed Amendment No. 27 (October 1,
                                       2003) to Schedule A of Delaware Family of
                                       Funds Fund Accounting Agreement is filed herewith as Exhibit No. EX.99.13.b.(i).

                               (ii) Executed Schedule B (May 16, 2002) to the Delaware Family of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed June 28, 2002.

                  (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

                       (a) Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No. EX.99.14.a.

                  (15) All financial statements omitted pursuant to Item
                       14(a)(1);

                       Not Applicable.

                  (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

                       (a) Power of Attorney is filed electronically herewith as Exhibit No. EX.99.16.a.

                  (17) Any additional exhibits which the Registrant may wish to file.

                       (a) Codes of Ethics for Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 20 filed December 31, 2002.

                       (b) Codes of Ethics for Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Distributors, L.P. are filed electronically herewith as Exhibit No. EX.99.17.b.

                       (c)     Code of Ethics for Lincoln Financial
                               Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 30, 2003.

Item 17.          Undertakings

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, (the "1933 Act") the registration statement has been signed on behalf of the registrant in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 8th day of October, 2003.

                                              DELAWARE GROUP ADVISER FUNDS

                                              By:    Jude T. Driscoll
                                                 -------------------------------
                                                     Jude T. Driscoll
                                                         Chairman

         As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

                 Signature                                 Title                                               Date
------------------------------------           ---------------------------------                          ---------------
Jude T. Driscoll                               Chairman (Principal Executive Officer)                     October 8, 2003
------------------------------------           and Trustee
Jude T. Driscoll

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
Walter P. Babich

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
John H. Durham

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
John A. Fry

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
Anthony D. Knerr

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
Ann R. Leven

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
Thomas F. Madison

                                            *  Trustee                                                    October 8, 2003
---------------------------------------------
Janet L. Yeomans

                                            *  Executive Vice President/Chief Financial                   October 8, 2003
---------------------------------------------  Officer (Principal Accounting Officer)
Joseph H. Hastings

                                                 * By:   Jude T. Driscoll
                                                       -------------------------
                                                         Jude T. Driscoll
                                                     as Attorney-in-Fact for
                                                  each of the persons indicated

EXHIBIT NO.                DESCRIPTION

EX.99.7.a                  Executed Distribution Agreement (May 15, 2003)
                           between Delaware Distributors, L.P. and the Registrant on behalf of each Class

EX.99.7.b                  Form of Second Amended and Restated Financial
                           Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln
                           Financial Distributors, Inc. on behalf of the Registrant

EX.99.9.a.(ii)             Executed Amendment No. 1 to Schedule A (July 17,
                           2003) of the Custodian Agreement between JPMorgan
                           Chase Bank and the Registrant

EX.99.9.b.(ii)             Executed Amendment No.1 to Schedule A (July 17, 2003)
                           of Securities Lending Agreement between JPMorgan
                           Chase Bank and the Registrant

EX.99.12.a                 Form of Opinion and Consent of Counsel of Tax Matters

EX.99.13.a.(iii)           Executed Amendment Letter (August 23, 2002) to the
                           Shareholder Services Agreement

EX.99.13.b.(i)             Executed Amendment No. 27 to Schedule A (October 1,
                           2003) of the Delaware Family of Funds Fund Accounting
                           Agreement.

EX.99.14.a                 Consent of Ernst & Young LLP, independent auditors

EX.99.16.a                 Power of Attorney

EX.99.17.b                 Codes of Ethics for Delaware Management Company (a
                           series of Delaware Management Business Trust) and
                           Delaware Distributors, L.P.